UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: May 31, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report
May 31, 2017
Classes A, I and R6
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Voya Target In-Retirement Fund

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Voya Target Retirement 2020 Fund

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Voya Target Retirement 2025 Fund

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Voya Target Retirement 2030 Fund

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Voya Target Retirement 2035 Fund

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Voya Target Retirement 2040 Fund

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Voya Target Retirement 2045 Fund

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Voya Target Retirement 2050 Fund

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Voya Target Retirement 2055 Fund

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Voya Target Retirement 2060 Fund

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This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Two sides to a coin
Dear Shareholder,
Having passed the one-year anniversary of the passage of the Brexit referendum and navigated through the French elections, political risk in the European Union seems to have eased somewhat, with markets remaining fairly calm along the way. The U.S. Federal Reserve Board continues to attempt to steer the U.S. economy toward its goals of full employment and 2% inflation. The Federal Open Market Committee (“FOMC”) followed through on its latest guidance in June, raising short-term interest rates for the third time since December. The FOMC maintains its outlook for at least one more short-term interest rate hike in 2017 and three in 2018. While this expresses confidence in U.S. economic and job growth, there are two sides to every coin.
Though certain data continues to support an economic growth story, certain “hard” data such as retail sales and inflation are not as robust as they were last year. The International Monetary Fund (“IMF”) recently cut its forecasts of U.S. growth for 2017 and 2018, from 2.3 and 2.5 percent, respectively, to 2.1 percent for both years. In support of its decision, the IMF cited its lack of confidence that the Trump administration will be able to boost growth with tax cuts and fiscal spending.
Meanwhile, market volatility as measured by the Chicago Board Options Exchange Volatility Index® is hovering near historical lows, raising concerns that markets have been calm for too long and investors may be leaning too heavily on U.S. equities.
As “Fedspeak” and geopolitics draw investor attention into the second half of 2017, it’s important to consider these views for what they are — sides to a coin. On any given day, whichever side comes up seems to create the most commotion. It’s critical to your financial well-being not to get distracted by the noise and to keep focused on the signal. We believe that maintaining a globally diversified portfolio is the best way to work toward meeting your investment goals, regardless of the headlines on any given day.
We seek to remain a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
June 28, 2017
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Market Perspective: Year Ended May 31, 2017

In our semi-annual report we described how investor sentiment, having recovered after the British electorate voted in June to leave the European Union, was finally upended overnight by the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, built on its 5.40% gain from the first half of the fiscal year to end up 17.23% for the whole year. (The Index returned 16.42% for the year ended May 31, 2017, measured in U.S. dollars.)
Markets were thrown into disarray when on November 8, the new U.S. President was elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.
Having drifted sideways for two months the Index jumped 2.63% higher in November and 2.78% in December. The platform was seen as reflationary in the U.S. and elsewhere. The yield curve, which had been rising and steepening, did so faster than ever, especially when the Federal Open Market Committee (“FOMC”) raised the federal funds rate by 25bp (0.25%) on December 14, and projected three more in 2017.
The term “reflation trade”, meaning the positioning of a portfolio to take advantage of an expected increase in demand, economic activity, inflation and interest rates, had been part of the market pundit’s lexicon for years. There is no doubt that it received new impetus after the election, given the legislative agenda described above and the fact that the party charged with getting it enacted had a majority in both houses of Congress.
Yet expectations for this agenda to drive the reflation trade soon faded in 2017. Item 1 would be the American Health Care Act to replace the Affordable Care Act. The second version of the bill narrowly passed the House on May 4 after the first was abandoned, but was not expected to survive Senate review. Complex and contentious issues were involved, as they are with policies on tax reform, deregulation and infrastructure spending. Commentators increasingly cautioned that this and other political controversies would impede and at least delay any meaningful reflationary boost from policy.
However, investors seemed to take comfort from signs, emerging even before the election, of budding reflation in key economic areas, which would continue to grow in 2017.
In the euro zone, unemployment edged down to 9.3%, still high but the lowest in eight years. The region’s composite purchasing managers’ index reached a six-year high. Gross domestic product (“GDP”) grew 1.8% in 2016 over 2015, slightly faster than in the U.S. (1.6%). From April the European Central Bank “tapered” its bond buying from €80 billion per month to €60 billion, which would put upward pressure on bond yields.
China had been a grave concern early in 2016, due to declining growth, policy missteps and ballooning debt. But over the next 12 months, matters stabilized. While too much debt and sharply rising home prices were still problems, GDP growth was targeted at 6.5% year-over-year. Actual growth in the first quarter of 2016 was 6.9%. Very much in the reflation theme, producer prices, after 54 consecutive months of annual declines, turned positive from September 2016.
In the U.S., the labor market continued to tighten. The May employment report showed the unemployment rate falling to 4.4%. Corporate earnings were improving (see below). It was no surprise when the FOMC added a further 25bp (0.25%) to interest rates on March 15 with another expected in June.
To be sure there remained areas of sluggishness, like core consumer price inflation and wage growth, but each piece of negative news, whether economic or political, seemed to excite a buy-the-dip mentality and May ended with the Index barely below its best level.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) rose 1.58% in the fiscal year. The Bloomberg Barclays U.S. Treasury Bond sub-index exactly broke even, coupons offset by a capital loss as the yield curve rose. Indices of riskier classes outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index rose 4.26%, the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) 13.57%.
U.S. equities, represented by the S&P 500® index including dividends, climbed 17.47% in the 12 months through May. The earnings per share of its constituent companies looked set to top 13% growth year-over-year in the first quarter of 2017, the best increase since 2011. The technology sector was the leader, up 33.82%, with nearly half of the sector’s contribution coming from Apple, Microsoft, Facebook and Alphabet. Energy was the weakest sector, down 0.82%, with oil prices little changed over the year.
In currencies, the dollar fell 0.77% against the euro, moving in a fairly narrow range throughout the period. The dollar gained just 0.03% on the yen, the prospects of accelerating U.S. interest rates reversing earlier yen strength, before fading. The dollar rose 12.74% against the pound, driven mainly by Britain’s “Brexit” vote, and exacerbated by growing acrimony between Britain and other European Union members.
In international markets, the MSCI Japan® Index gained 14.69% over the year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index leaped 18.06%, a rotation out of U.S. stocks and into European was a growing theme in the financial press. Corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. The MSCI UK® Index soared 25.65%, about two thirds of it contributed by 10 multi-nationals benefiting from the weaker pound.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P Target Date Retirement Income Index	Seeks to represent asset allocations which target an immediate retirement horizon.
S&P Target Date 2020 Index,
S&P Target Date 2025 Index,
S&P Target Date 2030 Index,
S&P Target Date 2035 Index,
S&P Target Date 2040 Index,
S&P Target Date 2045 Index,
S&P Target Date 2050 Index and
S&P Target Date 2055+ Index	Each index seeks to represent the market consensus for asset allocations which target an approximate 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and beyond the 2055 retirement horizon, respectively.

Voya Target Retirement Funds	Portfolio Managers’ Report

Voya Target Retirement Funds consist of Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund and Voya Target In-Retirement Fund* (each a “Fund” or collectively, the “Funds”). Each Fund seeks to achieve its investment objective** by investing in a combination of other Funds (“Underlying Funds”). The Funds are managed by Paul Zemsky, CFA and Chief Investment Officer, Jody Hrazanek and Halvard Kvaale, CIMA, Portfolio Managers, of Voya Investment Management Co. LLC — the Sub-Adviser.
The Funds seek to achieve their investment objective by investing in a combination of Underlying Funds according to target allocations determined by the Sub-Adviser. With the exception of Voya Target In-Retirement Fund, the Funds are structured and managed around specific target retirement or financial goal dates (“target dates”). The target date is the approximate year that an investor in a Fund would plan to make withdrawals from a Fund for retirement or other financial goals. The Funds’ target allocations will change over time, gliding down a path to gradually become more conservative as the Fund approaches the target date. As a Fund nears its target date, the target allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
Portfolio Specifics: For the 12-month period ended May 31, 2017, the Funds, excluding Voya Target In-Retirement Fund, Voya Target Retirement 2035 and Voya Target Retirement 2040 Fund, underperformed their benchmarks, the S&P Target Date Indices, for the 12-month period.
Underlying Fund performance contributed to the Funds’ performance vs. the S&P Target Date Indices before fees and expenses. Underlying Funds with top performance relative to their benchmark were Voya Global Bond Fund, Voya Intermediate Bond Fund and Voya Large Cap Value Fund. Underlying Funds with the worst performance relative to their benchmarks included Voya Multi-Manager International Equity Fund, Voya Global Real Estate Fund and Voya Floating Rate Fund.
Asset Allocation: In early-June, a modest overweight to commodities was enacted, offset by an underweight to core bonds. At the time of the trade, we believed the global oil market would likely move to a balanced state in 2017 with demand rising faster than production. In addition, we believed that commodities should benefit from continued global growth and U.S. Federal Reserve Board-driven U.S. dollar weakness.
In mid-June, a portion of the Funds’ U.S. large cap position was shifted into U.S. mid cap. This trade reflected the view that U.S. consumer spending will continue to drive U.S. outperformance relative to the global equity markets. Given that U.S. large cap corporations have greater exposure to international markets than do their mid cap counterparts, this trade provided the suite with greater exposure to the U.S. growth story without incurring a meaningful increase in tracking error. In addition, we believed U.S. mid cap provided greater protection from the possibility of a successful British referendum and lower sensitivity to both the shape of the yield curve and energy prices.
At the end of the second quarter, in response to the financial shock and uncertainty surrounding the passing of Brexit, the Funds reduced beta by selling U.S. large cap into cash.
In July, the Funds purchased U.S. large cap equities with cash, directly reversing the risk-reduction trade implemented in June. Support for this trade included a strong June payroll report and improved fundamental and technical indicators.
Also in July, duration was increased in some of the Funds by purchasing long-term U.S. Treasury Bonds and core fixed income. The pursuit of yield from investors had increased demand for U.S. Treasuries given its positive yielding bond market and high credit rating. At the time, the odds of a rate hike were relatively low, but U.S. policy is still expected to tighten versus other major central banks which only increases the value of the U.S. dollar and, subsequently, the demand for its bonds.
In August, the Funds enacted a modest overweight to emerging markets (“EM”) equities offset by selling high yield and U.S. large cap. EM equities have been making a meaningful turnaround after prolonged underperformance relative to domestic markets since 2011. Increased acceleration of industrial production combined with the easing of financial market conditions are positive for the asset class.
At the end of October, the Funds had further increased its tactical overweight to EM funded by a reduction in short duration (and core bonds for Funds where short duration exposure was unavailable). In addition, as part of the semi-annual review of the Funds’ strategic asset allocation, existing tactical trades were incorporated into longer-term strategic positions, resulting in a slight decrease in fixed income exposure.
In November, the Funds closed the mid-cap overweight enacted in June after meaningful gains in mid-cap leading into and after the U.S. elections. At the end of the month, the Funds removed its overweight to emerging markets equities as headwinds from a rise in dollar strength and the uncertainty of the Trump administration’s stance on trade had continued to pressure the asset class. Proceeds from both trades were allocated to U.S. large cap equities.

Portfolio Managers’ Report	Voya Target Retirement Funds

At the start of 2017, the Funds purchased Japanese equities funded by selling a portion of its U.S. large cap position. At the time of the trade, we believed Japan to be one of the most leveraged markets to an acceleration in global growth and positioned to benefit from continued qualitative and quantitative easing by the Bank of Japan. This trade maintained the Funds’ global equity overweight, rotating equity from the U.S. towards more cyclical regions of the world. This position was unwound at the end of February with growing realization that the Bank of Japan’s easing was ineffective in its attempt to reaccelerate the Japanese economy.
At the end of March, the Funds enacted two new positions, selling U.S. large cap in both instances in favor of Eurozone and emerging market equities. Both positions are supported by attractive valuations and strong fundamentals underpinned by easing financial conditions and global reacceleration.
At the end of April, to maintain equity weights through the Funds’ annual glide down, we tactically increased both domestic and international equity positions. In addition, long government bonds were removed as a strategic asset class.
Overall, short term asset allocation moves had a negative impact on performance during this 12-month period.
Current Strategy and Outlook: In the United States, we are mostly through first quarter earnings season and the results have been quite good. This earnings strength is also extending beyond the United States, and we are seeing net positive global earnings revisions for the first time in two years. As we see continued signs of global strength we are maintaining our positions in Europe and emerging market equities. Fund flow data indicate that these two asset classes are starting to get attention from institutional investors; we think the flows resemble covering of underweight positions rather than ebullience.

*
Prior to September 30, 2016, this Fund was known as the Voya In-Retirement Fund.

**
Please see the Prospectus for each Fund’s respective investment objective.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Voya Target Retirement Funds	Portfolio Managers’ Report

Average Total Returns for the Year Ended May 31, 2017
Voya Target In-Retirement Fund, Class I	6.84%
S&P Target Date Retirement Income Index	6.14%
Voya Target Retirement 2020 Fund, Class I	9.25%
S&P Target Date 2020 Index	10.42%
Voya Target Retirement 2025 Fund, Class I	11.15%
S&P Target Date 2025 Index	11.63%
Voya Target Retirement 2030 Fund, Class I	12.58%
S&P Target Date 2030 Index	12.71%
Voya Target Retirement 2035 Fund, Class I	14.08%
S&P Target Date 2035 Index	13.78%
Voya Target Retirement 2040 Fund, Class I	14.83%
S&P Target Date 2040 Index	14.55%
Voya Target Retirement 2045 Fund, Class I	15.12%
S&P Target Date 2045 Index	15.21%
Voya Target Retirement 2050 Fund, Class I	15.06%
S&P Target Date 2050 Index	15.80%
Voya Target Retirement 2055 Fund, Class I	15.32%
S&P Target Date 2055+ Index	16.22%
Voya Target Retirement 2060 Fund, Class I	15.35%
S&P Target Date 2055+ Index	16.22%

Target Asset Allocation(1)
	Income	2020	2025	2030	2035	2040	2045	2050	2055	2060
U.S. Large Blend	10.0%	16.5%	20.0%	22.0%	23.0%	22.5%	23.0%	23.0%	23.0%	23.0%
U.S. Large Growth	3.5%	4.5%	5.8%	7.0%	8.0%	9.0%	9.0%	8.5%	8.5%	8.5%
U.S. Large Value	6.0%	8.0%	9.2%	10.5%	11.5%	12.5%	12.5%	12.5%	12.5%	12.5%
U.S. Mid Cap Blend	3.0%	3.0%	4.5%	5.0%	7.0%	8.0%	10.0%	11.0%	11.0%	11.0%
U.S. Small Cap	—	3.0%	3.0%	4.0%	4.0%	5.0%	5.0%	5.0%	5.0%	5.0%
International	8.0%	12.0%	15.0%	18.0%	20.0%	21.0%	22.0%	23.0%	23.0%	23.0%
Emerging Markets	3.0%	3.5%	5.0%	6.0%	7.0%	7.5%	8.0%	8.5%	8.5%	8.5%
U.S. Real Estate	1.0%	1.0%	1.0%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%
Global Real Estate	1.0%	1.0%	1.0%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%
Commodities	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%
Core Fixed Income	36.0%	23.8%	19.8%	15.0%	8.0%	5.0%	4.2%	4.0%	4.0%	4.0%
High Yield	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	—	—	—	—
Senior Debt	5.0%	5.0%	5.0%	5.0%	5.0%	3.0%	1.8%	—	—	—
International Bonds	3.0%	3.0%	3.0%	—	—	—	—	—	—	—
TIPS	7.0%	5.0%	—	—	—	—	—	—	—	—
Short Duration	10.0%	7.2%	3.2%	—	—	—	—	—	—	—
Long Gov’t Bonds	—	—	1.0%	1.0%	—	—	—	—	—	—
Total Equity	37.0%	54.0%	66.0%	77.0%	85.0%	90.0%	94.0%	96.0%	96.0%	96.0%
Total Fixed Income	63.0%	46.0%	34.0%	23.0%	15.0%	10.0%	6.0%	4.0%	4.0%	4.0%

(1)
Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio Managers’ Report	Voya Target In-Retirement Fund

Average Annual Total Returns for the Periods Ended May 31, 2017
	1 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015
Including Sales Charge:
Class A(1)(2)	0.41%	—	3.55%
Class I	6.84%	5.25%	—
Class R6(3)	6.85%	—	5.27%
Excluding Sales Charge:
Class A(2)	6.55%	—	4.93%
Class I	6.84%	5.25%	—
Class R6(3)	6.85%	—	5.27%
S&P Target Date Retirement Income Index	6.14%	4.67%	4.67%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target In-Retirement Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown.
Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Voya Target Retirement 2020 Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2017
	1 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015
Including Sales Charge:
Class A(1)(2)	2.64%	—	5.15%
Class I	9.25%	6.90%	—
Class R6(3)	9.35%	—	6.92%
Excluding Sales Charge:
Class A(2)	8.94%	—	6.56%
Class I	9.25%	6.90%	—
Class R6(3)	9.35%	—	6.92%
S&P Target Date 2020 Index	10.42%	7.60%	7.60%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2020 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Portfolio Managers’ Report	Voya Target Retirement 2025 Fund

Average Annual Total Returns for the Periods Ended May 31, 2017
	1 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015
Including Sales Charge:
Class A(1)(2)	4.46%	—	5.99%
Class I	11.15%	7.67%	—
Class R6(3)	11.23%	—	7.68%
Excluding Sales Charge:
Class A(2)	10.85%	—	7.41%
Class I	11.15%	7.67%	—
Class R6(3)	11.23%	—	7.68%
S&P Target Date 2025 Index	11.63%	8.29%	8.29%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2025 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Voya Target Retirement 2030 Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2017
	1 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015
Including Sales Charge:
Class A(1)(2)	5.85%	—	6.85%
Class I	12.58%	8.55%	—
Class R6(3)	12.65%	—	8.55%
Excluding Sales Charge:
Class A(2)	12.31%	—	8.28%
Class I	12.58%	8.55%	—
Class R6(3)	12.65%	—	8.55%
S&P Target Date 2030 Index	12.71%	8.95%	8.95%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2030 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Portfolio Managers’ Report	Voya Target Retirement 2035 Fund

Average Annual Total Returns for the Periods Ended May 31, 2017
	1 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015
Including Sales Charge:
Class A(1)(2)	7.25%	—	7.19%
Class I	14.08%	8.87%	—
Class R6(3)	14.12%	—	8.87%
Excluding Sales Charge:
Class A(2)	13.77%	—	8.63%
Class I	14.08%	8.87%	—
Class R6(3)	14.12%	—	8.87%
S&P Target Date 2035 Index	13.78%	9.52%	9.52%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2035 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Voya Target Retirement 2040 Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2017
	1 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015
Including Sales Charge:
Class A(1)(2)	8.04%	—	7.85%
Class I	14.83%	9.53%	—
Class R6(3)	14.91%	—	9.54%
Excluding Sales Charge:
Class A(2)	14.67%	—	9.29%
Class I	14.83%	9.53%	—
Class R6(3)	14.91%	—	9.54%
S&P Target Date 2040 Index	14.55%	9.92%	9.92%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2040 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Portfolio Managers’ Report	Voya Target Retirement 2045 Fund

Average Annual Total Returns for the Periods Ended May 31, 2017
	1 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015
Including Sales Charge:
Class A(1)(2)	8.15%	—	8.06%
Class I	15.12%	9.78%	—
Class R6(3)	15.09%	—	9.79%
Excluding Sales Charge:
Class A(2)	14.72%	—	9.51%
Class I	15.12%	9.78%	—
Class R6(3)	15.09%	—	9.79%
S&P Target Date 2045 Index	15.21%	10.24%	10.24%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2045 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Voya Target Retirement 2050 Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2017
	1 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015
Including Sales Charge:
Class A(1)(2)	8.25%	—	8.08%
Class I	15.06%	9.77%	—
Class R6(3)	15.11%	—	9.79%
Excluding Sales Charge:
Class A(2)	14.83%	—	9.53%
Class I	15.06%	9.77%	—
Class R6(3)	15.11%	—	9.79%
S&P Target Date 2050 Index	15.80%	10.56%	10.56%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2050 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Portfolio Managers’ Report	Voya Target Retirement 2055 Fund

Average Annual Total Returns for the Periods Ended May 31, 2017
	1 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015
Including Sales Charge:
Class A(1)(2)	8.41%	—	8.14%
Class I	15.32%	9.85%	—
Class R6(3)	15.38%	—	9.86%
Excluding Sales Charge:
Class A(2)	14.99%	—	9.59%
Class I	15.32%	9.85%	—
Class R6(3)	15.38%	—	9.86%
S&P Target Date 2055+ Index	16.22%	10.78%	10.78%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2055 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to
www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Voya Target Retirement 2060 Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2017
	1 Year	Since Inception of Class A, I, and R6 December 21, 2015
Including Sales Charge:
Class A(1)	8.46%	7.59%
Class I	15.35%	12.40%
Class R6	15.40%	12.44%
Excluding Sales Charge:
Class A	15.02%	12.10%
Class I	15.35%	12.40%
Class R6	15.40%	12.44%
S&P Target Date 2055+ Index	16.22%	14.11%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2060 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2017**	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2017**
Voya Target In-Retirement Fund
Class A	$1,000.00	$1,053.50	0.54%	$2.76	$1,000.00	$1,022.24	0.54%	$2.72
Class I	1,000.00	1,054.30	0.28	1.43	1,000.00	1,023.54	0.28	1.41
Class R6	1,000.00	1,054.40	0.24	1.23	1,000.00	1,023.73	0.24	1.21
Voya Target Retirement 2020 Fund
Class A	$1,000.00	$1,068.50	0.49%	$2.53	$1,000.00	$1,022.49	0.49%	$2.47
Class I	1,000.00	1,070.60	0.21	1.08	1,000.00	1,023.88	0.21	1.06
Class R6	1,000.00	1,070.60	0.19	0.98	1,000.00	1,023.98	0.19	0.96
Voya Target Retirement 2025 Fund
Class A	$1,000.00	$1,082.40	0.42%	$2.18	$1,000.00	$1,022.84	0.42%	$2.12
Class I	1,000.00	1,083.40	0.17	0.88	1,000.00	1,024.08	0.17	0.86
Class R6	1,000.00	1,084.10	0.12	0.62	1,000.00	1,024.33	0.12	0.61
Voya Target Retirement 2030 Fund
Class A	$1,000.00	$1,090.80	0.45%	$2.35	$1,000.00	$1,022.69	0.45%	$2.27
Class I	1,000.00	1,091.50	0.20	1.04	1,000.00	1,023.93	0.20	1.01
Class R6	1,000.00	1,092.20	0.15	0.78	1,000.00	1,024.18	0.15	0.76
Voya Target Retirement 2035 Fund
Class A	$1,000.00	$1,100.70	0.42%	$2.20	$1,000.00	$1,022.84	0.42%	$2.12
Class I	1,000.00	1,101.70	0.16	0.84	1,000.00	1,024.13	0.16	0.81
Class R6	1,000.00	1,102.10	0.12	0.63	1,000.00	1,024.33	0.12	0.61

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2017**	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2017**
Voya Target Retirement 2040 Fund
Class A	$1,000.00	$1,104.60	0.41%	$2.15	$1,000.00	$1,022.89	0.41%	$2.07
Class I	1,000.00	1,105.30	0.17	0.89	1,000.00	1,024.08	0.17	0.86
Class R6	1,000.00	1,106.00	0.12	0.63	1,000.00	1,024.33	0.12	0.61
Voya Target Retirement 2045 Fund
Class A	$1,000.00	$1,105.50	0.42%	$2.20	$1,000.00	$1,022.84	0.42%	$2.12
Class I	1,000.00	1,108.40	0.17	0.89	1,000.00	1,024.08	0.17	0.86
Class R6	1,000.00	1,108.10	0.12	0.63	1,000.00	1,024.33	0.12	0.61
Voya Target Retirement 2050 Fund
Class A	$1,000.00	$1,106.50	0.41%	$2.15	$1,000.00	$1,022.89	0.41%	$2.07
Class I	1,000.00	1,107.80	0.16	0.84	1,000.00	1,024.13	0.16	0.81
Class R6	1,000.00	1,108.30	0.11	0.58	1,000.00	1,024.38	0.11	0.56
Voya Target Retirement 2055 Fund
Class A	$1,000.00	$1,108.10	0.42%	$2.21	$1,000.00	$1,022.84	0.42%	$2.12
Class I	1,000.00	1,110.30	0.17	0.89	1,000.00	1,024.08	0.17	0.86
Class R6	1,000.00	1,109.90	0.12	0.63	1,000.00	1,024.33	0.12	0.61
Voya Target Retirement 2060 Fund
Class A	$1,000.00	$1,108.00	0.41%	$2.15	$1,000.00	$1,022.89	0.41%	$2.07
Class I	1,000.00	1,110.10	0.17	0.89	1,000.00	1,024.08	0.17	0.86
Class R6	1,000.00	1,109.60	0.12	0.63	1,000.00	1,024.33	0.12	0.61

*
The annualized expense ratios do not include expenses of underlying funds.

**
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees
Voya Separate Portfolios Trust:
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Voya Target In-Retirement Fund (formerly, Voya In-Retirement Fund), Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund, each a series of Voya Separate Portfolios Trust, as of May 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2017, by correspondence with the custodian, transfer agent of the underlying funds, and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Voya Separate Portfolios Trust as of May 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
July 26, 2017

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2017

	Voya Target In-Retirement Fund	Voya Target Retirement 2020 Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$1,737,383	$2,256,916	$2,639,264	$2,826,141
Investments in unaffiliated underlying funds at fair value**	893,626	1,141,498	1,134,919	1,605,516
Total investments at fair value	$2,631,009	$3,398,414	$3,774,183	$4,431,657
Cash	2,982	6,483	5,700	7,421
Receivables:
Fund shares sold	—	232	245	1,059
Dividends	3,753	3,763	3,536	2,966
Prepaid expenses	13,030	12,210	12,205	12,214
Reimbursement due from manager	7,826	21,843	17,963	24,314
Total assets	2,658,600	3,442,945	3,813,832	4,479,631
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	3,154	3,686	3,670	3,802
Payable for investments in unaffiliated underlying funds purchased	598	309	108	222
Payable for fund shares redeemed	19	—	2	—
Payable for investment management fees	227	290	283	407
Payable for distribution and shareholder service fees	191	29	161	172
Payable for trustee fees	11	14	13	16
Other accrued expenses and liabilities	24,400	31,967	30,689	37,358
Total liabilities	28,600	36,295	34,926	41,977
NET ASSETS	$2,630,000	$3,406,650	$3,778,906	$4,437,654
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,499,040	$3,206,257	$3,528,673	$4,104,702
Undistributed net investment income	15,812	17,589	15,216	11,517
Accumulated net realized gain	51,848	67,479	78,176	81,808
Net unrealized appreciation	63,300	115,325	156,841	239,627
NET ASSETS	$2,630,000	$3,406,650	$3,778,906	$4,437,654
* Cost of investments in affiliated underlying funds	$1,695,541	$2,187,722	$2,546,080	$2,696,674
** Cost of investments in unaffiliated underlying funds	$872,168	$1,095,367	$1,071,262	$1,495,356
Class A
Net assets	$902,794	$136,507	$824,764	$813,547
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	82,526	11,815	70,105	68,472
Net asset value and redemption price per share†	$10.94	$11.55	$11.76	$11.88
Maximum offering price per share (5.75%)(1)	$11.61	$12.25	$12.48	$12.60
Class I
Net assets	$62,799	$705,839	$69,475	$72,018
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,728	60,943	5,891	6,045
Net asset value and redemption price per share	$10.96	$11.58	$11.79	$11.91
Class R6
Net assets	$1,664,407	$2,564,304	$2,884,667	$3,552,089
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	151,829	221,315	244,846	298,439
Net asset value and redemption price per share	$10.96	$11.59	$11.78	$11.90

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2017

	Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$2,039,054	$1,078,619	$1,320,741	$899,104
Investments in unaffiliated underlying funds at fair value**	1,461,678	808,808	1,084,185	744,416
Total investments at fair value	$3,500,732	$1,887,427	$2,404,926	$1,643,520
Cash	5,258	2,637	3,605	2,344
Receivables:
Fund shares sold	355	115	815	—
Dividends	1,693	619	420	171
Prepaid expenses	12,201	12,194	12,197	12,193
Reimbursement due from manager	12,273	6,934	7,594	4,141
Total assets	3,532,512	1,909,926	2,429,557	1,662,369
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	1,966	707	1,043	172
Payable for investments in unaffiliated underlying funds purchased	82	26	192	—
Payable for fund shares redeemed	—	–	—	6
Payable for investment management fees	370	200	274	186
Payable for distribution and shareholder service fees	146	169	163	143
Payable for trustee fees	12	7	8	7
Other accrued expenses and liabilities	24,202	18,847	19,336	15,766
Total liabilities	26,778	19,956	21,016	16,280
NET ASSETS	$3,505,734	$1,889,970	$2,408,541	$1,646,089
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$3,200,570	$1,693,280	$2,160,281	$1,451,604
Undistributed net investment income	6,641	1,933	1,280	569
Accumulated net realized gain	100,258	52,849	64,627	48,122
Net unrealized appreciation	198,265	141,908	182,353	145,794
NET ASSETS	$3,505,734	$1,889,970	$2,408,541	$1,646,089
* Cost of investments in affiliated underlying funds	$1,932,493	$1,000,508	$1,222,277	$821,104
** Cost of investments in unaffiliated underlying funds	$1,369,974	$745,011	$1,000,296	$676,622
Class A
Net assets	$693,959	$842,451	$774,144	$679,207
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	57,931	69,515	63,233	55,453
Net asset value and redemption price per share†	$11.98	$12.12	$12.24	$12.25
Maximum offering price per share (5.75%)(1)	$12.71	$12.86	$12.99	$13.00
Class I
Net assets	$457,790	$74,961	$75,688	$75,686
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	38,105	6,168	6,166	6,166
Net asset value and redemption price per share	$12.01	$12.15	$12.28	$12.27
Class R6
Net assets	$2,353,985	$972,558	$1,558,709	$891,196
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	196,221	80,106	127,000	72,622
Net asset value and redemption price per share	$12.00	$12.14	$12.27	$12.27

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2017

	Voya Target Retirement 2055 Fund	Voya Target Retirement 2060 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$964,444	$769,275
Investments in unaffiliated underlying funds at fair value**	824,725	658,040
Total investments at fair value	$1,789,169	$1,427,315
Cash	2,643	2,186
Receivables:
Fund shares sold	112	—
Dividends	191	152
Prepaid expenses	12,197	11,661
Reimbursement due from manager	5,309	2,726
Total assets	1,809,621	1,444,040
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	276	152
Payable for investments in unaffiliated underlying funds purchased	27	—
Payable for fund shares redeemed	—	8
Payable for investment management fees	208	166
Payable for distribution and shareholder service fees	137	131
Payable for trustee fees	7	6
Other accrued expenses and liabilities	17,069	14,346
Total liabilities	17,724	14,809
NET ASSETS	$1,791,897	$1,429,231
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,583,552	$1,244,231
Undistributed net investment income	339	119
Accumulated net realized gain	51,257	38,196
Net unrealized appreciation	156,749	146,685
NET ASSETS	$1,791,897	$1,429,231
* Cost of investments in affiliated underlying funds	$881,750	$691,828
** Cost of investments in unaffiliated underlying funds	$750,670	$588,802
Class A
Net assets	$656,491	$621,810
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	53,366	53,501
Net asset value and redemption price per share†	$12.30	$11.62
Maximum offering price per share (5.75%)(1)	$13.05	$12.33
Class I
Net assets	$75,918	$59,169
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	6,159	5,085
Net asset value and redemption price per share	$12.33	$11.64
Class R6
Net assets	$1,059,488	$748,252
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	85,978	64,291
Net asset value and redemption price per share	$12.32	$11.64

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended May 31, 2017

	Voya Target In-Retirement Fund	Voya Target Retirement 2020 Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$37,100	$44,652	$45,038	$40,697
Dividends from unaffiliated underlying funds	16,312	22,531	18,189	27,499
Total investment income	53,412	67,183	63,227	68,196
EXPENSES:
Investment management fees	4,358	5,711	5,156	6,768
Distribution and shareholder service fees:
Class A	1,903	185	1,515	1,629
Transfer agent fees:
Class A	275	381	444	530
Class I	46	92	55	55
Class R6	61	109	110	107
Shareholder reporting expense	2,324	1,740	3,048	3,127
Registration fees	39,793	38,413	38,582	38,579
Professional fees	34,606	40,081	40,710	47,498
Custody and accounting expense	529	814	792	811
Trustee fees	63	82	80	93
Miscellaneous expense	9,346	7,477	8,521	8,577
Total expenses	93,304	95,085	99,013	107,774
Waived and reimbursed fees	(86,055)	(89,499)	(93,898)	(101,062)
Net expenses	7,249	5,586	5,115	6,712
Net investment income	46,163	61,597	58,112	61,484
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	39,502	41,888	47,734	56,244
Sale of unaffiliated underlying funds	15,725	15,551	20,973	27,453
Capital gain distributions from affiliated underlying funds	9,531	20,118	21,894	27,779
Capital gain distributions from unaffiliated underlying funds	637	1,661	1,505	2,351
Net realized gain	65,395	79,218	92,106	113,827
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	25,235	64,371	73,031	113,040
Unaffiliated underlying funds	11,467	43,453	57,121	98,485
Net change in unrealized appreciation (depreciation)	36,702	107,824	130,152	211,525
Net realized and unrealized gain	102,097	187,042	222,258	325,352
Increase in net assets resulting from operations	$148,260	$248,639	$280,370	$386,836

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended May 31, 2017

	Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$33,331	$14,943	$15,711	$12,259
Dividends from unaffiliated underlying funds	21,021	10,522	13,788	10,561
Total investment income	54,352	25,465	29,499	22,820
EXPENSES:
Investment management fees	5,207	3,099	3,869	3,021
Distribution and shareholder service fees:
Class A	1,493	1,519	1,630	1,512
Transfer agent fees:
Class A	212	247	402	711
Class I	164	63	64	50
Class R6	124	80	73	99
Shareholder reporting expense	2,350	2,261	2,086	1,926
Registration fees	38,513	38,513	38,561	38,571
Professional fees	34,237	27,528	29,305	24,744
Custody and accounting expense	554	616	790	422
Trustee fees	71	42	50	40
Miscellaneous expense	8,536	8,856	7,825	8,809
Total expenses	91,461	82,824	84,655	79,905
Waived and reimbursed fees	(86,788)	(79,333)	(80,621)	(76,564)
Net expenses	4,673	3,491	4,034	3,341
Net investment income	49,679	21,974	25,465	19,479
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	56,751	29,734	36,242	27,204
Sale of unaffiliated underlying funds	33,036	21,810	26,662	19,379
Capital gain distributions from affiliated underlying funds	18,967	9,091	12,589	9,494
Capital gain distributions from unaffiliated underlying funds	2,074	981	1,191	857
Net realized gain	110,828	61,616	76,684	56,934
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	91,863	62,451	82,313	62,406
Unaffiliated underlying funds	79,445	50,296	67,122	51,814
Net change in unrealized appreciation (depreciation)	171,308	112,747	149,435	114,220
Net realized and unrealized gain	282,136	174,363	226,119	171,154
Increase in net assets resulting from operations	$331,815	$196,337	$251,584	$190,633

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended May 31, 2017

	Voya Target Retirement 2055 Fund	Voya Target Retirement 2060 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$11,225	$10,327
Dividends from unaffiliated underlying funds	10,717	9,806
Total investment income	21,942	20,133
EXPENSES:
Investment management fees	3,152	2,804
Distribution and shareholder service fees:
Class A	1,463	1,388
Transfer agent fees:
Class A	572	216
Class I	48	71
Class R6	105	86
Shareholder reporting expense	1,744	1,904
Registration fees	38,569	23,756
Professional fees	26,328	23,472
Custody and accounting expense	330	343
Trustee fees	41	36
Offering expense	—	30,397
Miscellaneous expense	8,710	9,029
Total expenses	81,062	93,502
Waived and reimbursed fees	(77,603)	(90,389)
Net expenses	3,459	3,113
Net investment income	18,483	17,020
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	28,728	18,855
Sale of unaffiliated underlying funds	19,889	14,153
Capital gain distributions from affiliated underlying funds	9,554	8,836
Capital gain distributions from unaffiliated underlying funds	892	817
Net realized gain	59,063	42,661
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	68,109	64,427
Unaffiliated underlying funds	57,861	53,303
Net change in unrealized appreciation (depreciation)	125,970	117,730
Net realized and unrealized gain	185,033	160,391
Increase in net assets resulting from operations	$203,516	$177,411

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target In-Retirement Fund		Voya Target Retirement 2020 Fund
	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2017	Year Ended May 31, 2016
FROM OPERATIONS:
Net investment income	$46,163	$7,638	$61,597	$9,635
Net realized gain (loss)	65,395	(3,246)	79,218	(5,389)
Net change in unrealized appreciation (depreciation)	36,702	26,114	107,824	(9,342)
Increase (decrease) in net assets resulting from operations	148,260	30,506	248,639	(5,096)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(12,006)	(971)	(968)	(47)
Class I	(952)	(74)	(8,856)	(9,838)
Class R6	(23,232)	(995)	(37,041)	(48)
Net realized gains:
Class A	(3,725)	(858)	(111)	(93)
Class I	(262)	(98)	(928)	(19,208)
Class R6	(6,320)	(858)	(3,864)	(93)
Total distributions	(46,497)	(3,854)	(51,768)	(29,327)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,817,552	1,092,585	3,756,365	31,951
Reinvestment of distributions	46,497	3,854	51,768	29,327
	1,864,049	1,096,439	3,808,133	61,278
Cost of shares redeemed	(507,886)	(9,655)	(1,258,828)	(7,719)
Net increase in net assets resulting from capital share transactions	1,356,163	1,086,784	2,549,305	53,559
Net increase in net assets	1,457,926	1,113,436	2,746,176	19,136
NET ASSETS:
Beginning of year or period	1,172,074	58,638	660,474	641,338
End of year or period	$2,630,000	$1,172,074	$3,406,650	$660,474
Undistributed net investment income at end of year or period	$15,812	$5,920	$17,589	$2,687

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2025 Fund		Voya Target Retirement 2030 Fund
	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2017	Year Ended May 31, 2016
FROM OPERATIONS:
Net investment income	$58,112	$5,520	$61,484	$5,397
Net realized gain (loss)	92,106	(1,318)	113,827	(3,521)
Net change in unrealized appreciation (depreciation)	130,152	23,690	211,525	24,409
Increase in net assets resulting from operations	280,370	27,892	386,836	26,285
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(8,031)	(840)	(9,505)	(970)
Class I	(966)	(72)	(1,018)	(92)
Class R6	(38,088)	(869)	(43,218)	(994)
Net realized gains:
Class A	(2,420)	(1,092)	(5,592)	(1,168)
Class I	(252)	(133)	(531)	(145)
Class R6	(9,572)	(1,092)	(21,730)	(1,168)
Total distributions	(59,329)	(4,098)	(81,594)	(4,537)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,041,338	1,003,558	3,472,738	1,005,145
Reinvestment of distributions	59,329	4,098	81,594	4,537
	3,100,667	1,007,656	3,554,332	1,009,682
Cost of shares redeemed	(637,846)	—	(518,908)	—
Net increase in net assets resulting from capital share transactions	2,462,821	1,007,656	3,035,424	1,009,682
Net increase in net assets	2,683,862	1,031,450	3,340,666	1,031,430
NET ASSETS:
Beginning of year or period	1,095,044	63,594	1,096,988	65,558
End of year or period	$3,778,906	$1,095,044	$4,437,654	$1,096,988
Undistributed net investment income at end of year or period	$15,216	$4,050	$11,517	$3,544

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2035 Fund		Voya Target Retirement 2040 Fund
	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2017	Year Ended May 31, 2016
FROM OPERATIONS:
Net investment income	$49,679	$4,724	$21,974	$4,184
Net realized gain (loss)	110,828	(3,874)	61,616	(4,886)
Net change in unrealized appreciation (depreciation)	171,308	23,315	112,747	25,148
Increase in net assets resulting from operations	331,815	24,165	196,337	24,446
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(8,075)	(969)	(9,227)	(987)
Class I	(6,345)	(86)	(1,167)	(89)
Class R6	(31,619)	(993)	(11,917)	(1,010)
Net realized gains:
Class A	(1,240)	(1,179)	(1,497)	(1,362)
Class I	(839)	(147)	(169)	(173)
Class R6	(4,115)	(1,180)	(1,671)	(1,361)
Total distributions	(52,233)	(4,554)	(25,648)	(4,982)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,533,716	1,010,631	611,560	1,023,196
Reinvestment of distributions	52,233	4,554	25,648	4,982
	2,585,949	1,015,185	637,208	1,028,178
Cost of shares redeemed	(460,881)	—	(18,107)	(15,222)
Net increase in net assets resulting from capital share transactions	2,125,068	1,015,185	619,101	1,012,956
Net increase in net assets	2,404,650	1,034,796	789,790	1,032,420
NET ASSETS:
Beginning of year or period	1,101,084	66,288	1,100,180	67,760
End of year or period	$3,505,734	$1,101,084	$1,889,970	$1,100,180
Undistributed net investment income at end of year or period	$6,641	$2,822	$1,933	$2,227

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2045 Fund		Voya Target Retirement 2050 Fund
	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2017	Year Ended May 31, 2016
FROM OPERATIONS:
Net investment income	$25,465	$3,315	$19,479	$3,322
Net realized gain (loss)	76,684	(3,581)	56,934	(4,032)
Net change in unrealized appreciation (depreciation)	149,435	28,401	114,220	27,096
Increase in net assets resulting from operations	251,584	28,135	190,633	26,386
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(8,518)	(1,006)	(8,437)	(1,007)
Class I	(1,055)	(92)	(1,113)	(87)
Class R6	(16,017)	(1,034)	(10,725)	(1,030)
Net realized gains:
Class A	(2,843)	(1,508)	(1,819)	(1,510)
Class I	(304)	(193)	(206)	(193)
Class R6	(4,469)	(1,508)	(1,940)	(1,510)
Total distributions	(33,206)	(5,341)	(24,240)	(5,337)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,065,679	1,053,138	421,919	1,034,332
Reinvestment of distributions	33,206	5,341	24,240	5,337
	1,098,885	1,058,479	446,159	1,039,669
Cost of shares redeemed	(57,361)	(977)	(95,524)	—
Net increase in net assets resulting from capital share transactions	1,041,524	1,057,502	350,635	1,039,669
Net increase in net assets	1,259,902	1,080,296	517,028	1,060,718
NET ASSETS:
Beginning of year or period	1,148,639	68,343	1,129,061	68,343
End of year or period	$2,408,541	$1,148,639	$1,646,089	$1,129,061
Undistributed net investment income at end of year or period	$1,280	$1,298	$569	$1,305

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2055 Fund		Voya Target Retirement 2060 Fund
	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2017	December 21, 2015(1) to May 31, 2016
FROM OPERATIONS:
Net investment income	$18,483	$2,979	$17,020	$2,231
Net realized gain (loss)	59,063	(5,201)	42,661	(3,654)
Net change in unrealized appreciation (depreciation)	125,970	26,255	117,730	28,955
Increase in net assets resulting from operations	203,516	24,033	177,411	27,532
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(7,993)	(987)	(7,020)	(600)
Class I	(1,099)	(87)	(804)	(62)
Class R6	(10,104)	(1,010)	(10,004)	(630)
Net realized gains:
Class A	(862)	(1,489)	(360)	—
Class I	(102)	(191)	(35)	—
Class R6	(912)	(1,490)	(428)	—
Total distributions	(21,072)	(5,254)	(18,651)	(1,292)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	505,790	1,020,711	179,824	1,051,765
Reinvestment of distributions	21,072	5,254	18,651	1,292
	526,862	1,025,965	198,475	1,053,057
Cost of shares redeemed	(29,711)	(909)	(7,301)	—
Net increase in net assets resulting from capital share transactions	497,151	1,025,056	191,174	1,053,057
Net increase in net assets	679,595	1,043,835	349,934	1,079,297
NET ASSETS:
Beginning of year or period	1,112,302	68,467	1,079,297	—
End of year or period	$1,791,897	$1,112,302	$1,429,231	$1,079,297
Undistributed net investment income at end of year or period	$339	$979	$119	$866

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target In-Retirement Fund
Class A
05-31-17	10.46	0.21•	0.47	0.68	0.15	0.05	—	0.20	—	10.94	6.55	4.76	0.54	0.54	1.99	903	74
12-21-15(4) - 05-31-16	10.20	0.06•	0.24	0.30	0.02	0.02	—	0.04	—	10.46	2.92	9.04	0.47	0.47	1.30	598	44
Class I
05-31-17	10.47	0.23	0.48	0.71	0.17	0.05	—	0.22	—	10.96	6.84	4.67	0.28	0.28	2.20	63	74
05-31-16	10.48	0.19	(0.17)	0.02	0.01	0.02	—	0.03	—	10.47	0.21	49.40	0.17	0.17	1.81	59	44
05-31-15	10.73	0.22	0.22	0.44	0.34	0.35	—	0.69	—	10.48	4.34	74.46	0.13	0.13	1.97	59	39
05-31-14	10.30	0.22	0.63	0.85	0.27	0.15	—	0.42	—	10.73	8.42	104.80	0.12	0.12	2.07	56	31
12-20-12(4) - 05-31-13	10.00	0.14	0.23	0.37	0.07	—	—	0.07	—	10.30	3.68	157.06	0.11	0.11	3.05	52	27
Class R6
05-31-17	10.47	0.25•	0.46	0.71	0.17	0.05	—	0.22	—	10.96	6.85	4.28	0.24	0.24	2.34	1,664	74
12-21-15(4) - 05-31-16	10.20	0.07•	0.24	0.31	0.02	0.02	—	0.04	—	10.47	3.03	8.78	0.20	0.20	1.58	515	44
Voya Target Retirement 2020 Fund
Class A
05-31-17	10.75	0.20•	0.76	0.96	0.14	0.02	—	0.16	—	11.55	8.94	4.20	0.49	0.49	1.80	137	105
12-21-15(4) - 05-31-16	10.96	0.04•	0.26	0.30	0.17	0.34	—	0.51	—	10.75	2.88	14.30	0.45	0.45	0.78	22	86
Class I
05-31-17	10.76	0.22	0.77	0.99	0.15	0.02	—	0.17	—	11.58	9.25	3.45	0.21	0.21	2.04	706	105
05-31-16	11.39	0.17	(0.29)	(0.12)	0.17	0.34	—	0.51	—	10.76	(0.89)	12.03	0.17	0.17	1.54	636	86
05-31-15	11.52	0.17•	0.43	0.60	0.37	0.36	—	0.73	—	11.39	5.38	22.77	0.18	0.18	1.52	641	42
05-31-14	10.57	0.17•	1.01	1.18	0.18	0.05	—	0.23	—	11.52	11.23	34.18	0.14	0.14	1.55	608	56
12-20-12(4) - 05-31-13	10.00	0.08	0.52	0.60	0.03	—	—	0.03	—	10.57	6.00	157.18	0.14	0.14	1.71	53	25
Class R6
05-31-17	10.76	0.26•	0.74	1.00	0.15	0.02	—	0.17	—	11.59	9.35	3.44	0.19	0.19	2.33	2,564	105
12-21-15(4) - 05-31-16	10.96	0.06•	0.26	0.32	0.18	0.34	—	0.52	—	10.76	3.00	13.93	0.15	0.15	1.19	3	86
Voya Target Retirement 2025 Fund
Class A
05-31-17	10.79	0.21•	0.94	1.15	0.14	0.04	—	0.18	—	11.76	10.85	3.95	0.42	0.42	1.83	825	76
12-21-15(4) - 05-31-16	10.53	0.04•	0.26	0.30	0.02	0.02	—	0.04	—	10.79	2.86	9.11	0.36	0.36	0.90	518	54
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2025 Fund (continued)
Class I
05-31-17	10.81	0.23	0.96	1.19	0.17	0.04	—	0.21	—	11.79	11.15	3.71	0.17	0.17	2.07	69	76
05-31-16	11.04	0.16	(0.36)	(0.20)	0.01	0.02	—	0.03	—	10.81	(1.75)	47.30	0.16	0.16	1.56	62	54
05-31-15	11.42	0.18•	0.44	0.62	0.36	0.64	—	1.00	—	11.04	5.78	70.64	0.15	0.15	1.55	64	52
05-31-14	10.66	0.18	1.14	1.32	0.29	0.27	—	0.56	—	11.42	12.52	100.08	0.12	0.12	1.55	60	48
12-20-12(4) - 05-31-13	10.00	0.07	0.62	0.69	0.03	—	—	0.03	—	10.66	6.87	156.48	0.13	0.13	1.54	53	24
Class R6
05-31-17	10.80	0.26•	0.93	1.19	0.17	0.04	—	0.21	—	11.78	11.23	3.63	0.12	0.12	2.28	2,885	76
12-21-15(4) - 05-31-16	10.53	0.05•	0.26	0.31	0.02	0.02	—	0.04	—	10.80	2.96	8.84	0.08	0.08	1.18	515	54
Voya Target Retirement 2030 Fund
Class A
05-31-17	10.81	0.19•	1.12	1.31	0.15	0.09	—	0.24	—	11.88	12.31	3.72	0.45	0.45	1.65	814	68
12-21-15(4) - 05-31-16	10.57	0.04•	0.24	0.28	0.02	0.02	—	0.04	—	10.81	2.71	9.11	0.39	0.39	0.86	519	55
Class I
05-31-17	10.83	0.21	1.13	1.34	0.17	0.09	—	0.26	—	11.91	12.58	3.47	0.20	0.20	1.86	72	68
05-31-16	11.14	0.17	(0.44)	(0.27)	0.02	0.02	—	0.04	—	10.83	(2.41)	46.50	0.18	0.18	1.61	64	55
05-31-15	11.64	0.18•	0.56	0.74	0.37	0.87	—	1.24	—	11.14	6.77	69.34	0.18	0.18	1.57	66	71
05-31-14	10.78	0.17	1.28	1.45	0.32	0.27	—	0.59	—	11.64	13.63	99.48	0.13	0.13	1.46	61	53
12-20-12(4) - 05-31-13	10.00	0.06	0.74	0.80	0.02	—	—	0.02	—	10.78	8.03	155.65	0.13	0.13	1.21	54	22
Class R6
05-31-17	10.82	0.23•	1.12	1.35	0.18	0.09	—	0.27	—	11.90	12.65	3.40	0.15	0.15	2.07	3,552	68
12-21-15(4) - 05-31-16	10.57	0.05•	0.24	0.29	0.02	0.02	—	0.04	—	10.82	2.81	8.84	0.11	0.11	1.14	514	55
Voya Target Retirement 2035 Fund
Class A
05-31-17	10.69	0.17	1.29	1.46	0.15	0.02	—	0.17	—	11.98	13.77	4.08	0.42	0.42	1.61	694	66
12-21-15(4) - 05-31-16	10.47	0.03•	0.23	0.26	0.02	0.02	—	0.04	—	10.69	2.54	9.13	0.36	0.36	0.73	524	43
Class I
05-31-17	10.71	0.24•	1.25	1.49	0.17	0.02	—	0.19	—	12.01	14.08	3.82	0.16	0.16	2.10	458	66
05-31-16	11.14	0.16	(0.56)	(0.40)	0.01	0.02	—	0.03	—	10.71	(3.50)	46.77	0.17	0.17	1.53	64	43
05-31-15	11.78	0.18•	0.55	0.73	0.39	0.98	—	1.37	—	11.14	6.67	68.98	0.18	0.18	1.54	66	76
05-31-14	10.83	0.17	1.38	1.55	0.32	0.28	—	0.60	—	11.78	14.54	98.11	0.13	0.13	1.41	62	56
12-20-12(4) - 05-31-13	10.00	0.05	0.80	0.85	0.02	—	—	0.02	—	10.83	8.48	155.42	0.13	0.13	1.02	54	19
Class R6
05-31-17	10.70	0.26•	1.23	1.49	0.17	0.02	—	0.19	—	12.00	14.12	3.78	0.12	0.12	2.28	2,354	66
12-21-15(4) - 05-31-16	10.47	0.05•	0.22	0.27	0.02	0.02	—	0.04	—	10.70	2.64	8.86	0.08	0.08	1.01	513	43
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2040 Fund
Class A
05-31-17	10.76	0.16	1.40	1.56	0.17	0.03	—	0.20	—	12.12	14.67	6.12	0.41	0.41	1.44	842	43
12-21-15(4) - 05-31-16	10.54	0.03•	0.24	0.27	0.02	0.03	—	0.05	—	10.76	2.56	9.11	0.36	0.36	0.62	521	46
Class I
05-31-17	10.79	0.20	1.38	1.58	0.19	0.03	—	0.22	—	12.15	14.83	5.92	0.17	0.17	1.71	75	43
05-31-16	11.25	0.15	(0.57)	(0.42)	0.01	0.03	—	0.04	—	10.79	(3.70)	45.97	0.17	0.17	1.38	65	46
05-31-15	11.99	0.16•	0.65	0.81	0.40	1.15	—	1.55	—	11.25	7.31	67.80	0.18	0.18	1.39	68	81
05-31-14	10.90	0.15	1.54	1.69	0.33	0.27	—	0.60	—	11.99	15.69	97.53	0.13	0.13	1.21	63	53
12-20-12(4) - 05-31-13	10.00	0.04	0.88	0.92	0.02	—	—	0.02	—	10.90	9.17	154.90	0.14	0.14	0.79	55	19
Class R6
05-31-17	10.78	0.19	1.40	1.59	0.20	0.03	—	0.23	—	12.14	14.91	5.84	0.12	0.12	1.69	973	43
12-21-15(4) - 05-31-16	10.54	0.04•	0.25	0.29	0.02	0.03	—	0.05	—	10.78	2.76	8.84	0.08	0.08	0.90	514	46
Voya Target Retirement 2045 Fund
Class A
05-31-17	10.86	0.15	1.43	1.58	0.15	0.05	—	0.20	—	12.24	14.72	5.22	0.42	0.42	1.28	774	48
12-21-15(4) - 05-31-16	10.64	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.58	9.09	0.38	0.38	0.42	569	35
Class I
05-31-17	10.88	0.18	1.44	1.62	0.17	0.05	—	0.22	—	12.28	15.12	5.00	0.17	0.17	1.57	76	48
05-31-16	11.36	0.13	(0.56)	(0.43)	0.02	0.03	—	0.05	—	10.88	(3.80)	45.68	0.17	0.17	1.22	66	35
05-31-15	12.08	0.15•	0.70	0.85	0.39	1.18	—	1.57	—	11.36	7.60	67.49	0.17	0.17	1.26	68	79
05-31-14	10.93	0.13	1.61	1.74	0.32	0.27	—	0.59	—	12.08	16.10	97.19	0.12	0.12	1.07	64	54
12-20-12(4) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.73	0.13	0.13	0.61	55	19
Class R6
05-31-17	10.88	0.19•	1.43	1.62	0.18	0.05	—	0.23	—	12.27	15.09	4.92	0.12	0.12	1.67	1,559	48
12-21-15(4) - 05-31-16	10.64	0.03•	0.26	0.29	0.02	0.03	—	0.05	—	10.88	2.77	8.81	0.09	0.09	0.72	514	35
Voya Target Retirement 2050 Fund
Class A
05-31-17	10.85	0.15	1.44	1.59	0.16	0.03	—	0.19	—	12.25	14.83	6.20	0.41	0.41	1.30	679	45
12-21-15(4) - 05-31-16	10.63	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.85	2.58	9.06	0.37	0.37	0.43	549	34
Class I
05-31-17	10.87	0.18	1.43	1.61	0.18	0.03	—	0.21	—	12.27	15.06	5.90	0.16	0.16	1.57	76	45
05-31-16	11.35	0.13	(0.57)	(0.44)	0.01	0.03	—	0.04	—	10.87	(3.81)	45.65	0.17	0.17	1.22	66	34
05-31-15	12.07	0.15•	0.69	0.84	0.39	1.17	—	1.56	—	11.35	7.54	67.57	0.17	0.17	1.26	68	79
05-31-14	10.93	0.13	1.62	1.75	0.32	0.29	—	0.61	—	12.07	16.16	97.42	0.12	0.12	1.06	64	54
12-20-12(4) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2050 Fund (continued)
Class R6
05-31-17	10.87	0.18	1.44	1.62	0.19	0.03	—	0.22	—	12.27	15.11	5.85	0.11	0.11	1.61	891	45
12-21-15(4) - 05-31-16	10.63	0.03•	0.26	0.29	0.02	0.03	—	0.05	—	10.87	2.77	8.79	0.09	0.09	0.72	514	34
Voya Target Retirement 2055 Fund
Class A
05-31-17	10.86	0.15	1.47	1.62	0.16	0.02	—	0.18	—	12.30	14.99	6.13	0.42	0.42	1.28	656	44
12-21-15(4) - 05-31-16	10.64	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.57	9.07	0.38	0.38	0.38	533	37
Class I
05-31-17	10.88	0.18	1.47	1.65	0.18	0.02	—	0.20	—	12.33	15.32	5.85	0.17	0.17	1.52	76	44
05-31-16	11.36	0.12	(0.56)	(0.44)	0.01	0.03	—	0.04	—	10.88	(3.81)	45.61	0.18	0.18	1.14	66	37
05-31-15	12.08	0.14•	0.71	0.85	0.38	1.19	—	1.57	—	11.36	7.65	67.56	0.18	0.18	1.21	68	83
05-31-14	10.93	0.13	1.62	1.75	0.32	0.28	—	0.60	—	12.08	16.21	97.28	0.12	0.12	1.05	64	54
12-20-12(4) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
Class R6
05-31-17	10.87	0.16•	1.50	1.66	0.19	0.02	—	0.21	—	12.32	15.38	5.80	0.12	0.12	1.40	1,059	44
12-21-15(4) - 05-31-16	10.64	0.03•	0.25	0.28	0.02	0.03	—	0.05	—	10.87	2.67	8.80	0.10	0.10	0.65	513	37
Voya Target Retirement 2060 Fund
Class A
05-31-17	10.24	0.14	1.39	1.53	0.14	0.01	—	0.15	—	11.62	15.02	7.83	0.41	0.41	1.30	622	36
12-21-15(4) - 05-31-16	10.00	0.02•	0.23	0.25	0.01	—	—	0.01	—	10.24	2.52	12.92	0.41	0.41	0.35	515	17
Class I
05-31-17	10.25	0.17	1.39	1.56	0.16	0.01	—	0.17	—	11.64	15.35	7.67	0.17	0.17	1.55	59	36
12-21-15(4) - 05-31-16	10.00	0.02•	0.24	0.26	0.01	—	—	0.01	—	10.25	2.63	12.77	0.19	0.19	0.57	51	17
Class R6
05-31-17	10.25	0.15	1.42	1.57	0.17	0.01	—	0.18	—	11.64	15.40	7.56	0.12	0.12	1.47	748	36
12-21-15(4) - 05-31-16	10.00	0.03•	0.23	0.26	0.01	—	—	0.01	—	10.25	2.63	12.66	0.14	0.14	0.62	513	17

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

(5)
Ratio do not include expenses of underlying funds.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2020 Fund (“Retirement 2020”), Voya Target Retirement 2025 Fund (“Retirement 2025”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), and Voya Target Retirement 2060 Fund (“Retirement 2060”), each a diversified series of the Trust. Prior to September 30, 2016, In Retirement was known as “Voya In-Retirement Fund.”
Each Fund offers the following classes of shares: Class A, Class I and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Fund has a significant amount of Level 3 investments.
For the year ended May 31, 2017, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as distributions of realized gains from Underlying Funds.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.
Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.
D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Offering Costs. Costs incurred with the offering of shares of a Fund are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the year ended May 31, 2017, the cost of purchases and the proceeds from the sales of investments were as follows:
	Purchases	Sales
In-Retirement	$2,884,596	$1,527,544
Retirement 2020	5,319,691	2,767,570
Retirement 2025	4,458,980	2,000,662
Retirement 2030	5,079,549	2,070,212
Retirement 2035	3,663,680	1,545,711
Retirement 2040	1,215,250	602,127
Retirement 2045	1,832,689	801,699
Retirement 2050	946,504	602,434
Retirement 2055	1,085,472	592,992
Retirement 2060	627,784	439,819
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee equal to 0.10% of each Fund’s average daily net assets invested in affiliated Underlying Funds and 0.40% of each Fund’s average daily net assets invested in unaffiliated Underlying Funds and/or other investments. The Investment Adviser is contractually obligated to waive 0.10% of the management fee for each Fund. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of the Funds have a plan (the “Plan”), whereby the Distributor is compensated by each Fund for expenses incurred in the distribution and/or shareholder servicing of each Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of each Fund pays the Distributor Distribution and/or Service Fees based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the year ended May 31, 2017, the Distributor retained the following amounts in sales charges:
Class A
Initial Sales Charges:
In-Retirement	$184
Retirement 2020	207
Retirement 2025	44
Retirement 2030	85
Retirement 2035	191
Retirement 2040	930
Retirement 2045	656
Retirement 2050	212
Retirement 2055	89
Retirement 2060	93
For the year ended May 31, 2017, the Distributor did not retain any Contingent Deferred Sales Charges.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At May 31, 2017, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Funds:
Subsidiary	Fund	Percentage
Voya Investment Management Co. LLC	In-Retirement	44.18%
	Retirement 2025	32.10
	Retirement 2030	27.69
	Retirement 2035	35.44

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary	Fund	Percentage
Voya Investment Management Co. LLC (continued)	Retirement 2040	66.32%
	Retirement 2045	52.17
	Retirement 2050	76.32
	Retirement 2055	70.23
	Retirement 2060	86.84
Voya Retirement Insurance and Annuity Company	In-Retirement	42.32
	Retirement 2020	75.02
	Retirement 2025	46.19
	Retirement 2030	66.07
	Retirement 2035	49.85
	Retirement 2040	17.26
	Retirement 2045	40.10
	Retirement 2050	16.88
	Retirement 2055	26.01
	Retirement 2060	10.88
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At May 31, 2017, the below Funds had the following payables included in Other Accrued Expenses and
Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:
Fund	Accrued Expense	Amount
In-Retirement	Audit	$20,710
	Miscellaneous	2,038
Retirement 2020	Audit	27,322
	Miscellaneous	2,201
Retirement 2025	Audit	26,413
	Miscellaneous	2,023
Retirement 2030	Audit	33,128
Retirement 2035	Audit	20,545
	Miscellaneous	1,714
Retirement 2040	Audit	14,774
	Miscellaneous	1,949
	Postage	1,187
Retirement 2045	Audit	16,503
Retirement 2050	Audit	12,077
	Miscellaneous	2,114
Retirement 2055	Audit	13,679
	Miscellaneous	1,989
Retirement 2060	Audit	10,964
	Miscellaneous	2,098
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:
Fund(1)	Class A	Class I	Class R6
In-Retirement(2)	0.95%	0.70%	0.65%
Retirement 2020	0.95%	0.70%	0.65%
Retirement 2025	0.95%	0.70%	0.65%
Retirement 2030	0.95%	0.70%	0.65%
Retirement 2035	0.95%	0.70%	0.65%
Retirement 2040	0.95%	0.70%	0.65%
Retirement 2045	0.95%	0.70%	0.65%
Retirement 2050	0.95%	0.70%	0.65%
Retirement 2055	0.95%	0.70%	0.65%
Retirement 2060	0.95%	0.70%	0.65%

(1)
These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)
Prior to October 1, 2016, the Class I expense limit for In-Retirement was 0.66%.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENT (continued)

The Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of May 31, 2017, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:
	May 31,
Fund	2018	2019	2020	Total
In-Retirement	$42,637	$64,303	$83,873	$190,813
Retirement 2020	140,508	64,359	86,280	291,147
Retirement 2025	43,427	64,221	91,079	198,727
Retirement 2030	43,727	64,100	97,733	205,560
Retirement 2035	43,991	64,415	84,393	192,799
Retirement 2040	44,081	64,414	77,825	186,320
Retirement 2045	44,199	65,308	78,905	188,412
Retirement 2050	44,254	64,653	74,909	183,816
Retirement 2055	44,256	64,165	76,058	184,479
Retirement 2060	—	56,743	89,037	145,780
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of May 31, 2017, are as follows:
	May 31,
	2018	2019	2020	Total
In-Retirement
Class I	$—	$11	$24	$35
Class R6	—	21	53	74
Retirement 2020
Class A	—	56	343	399
Class R6	—	17	106	123
Retirement 2025
Class A	—	—	107	107
Class I	—	—	17	17
Class R6	—	8	—	8
Retirement 2030
Class A	—	—	177	177
Class I	—	—	19	19
Class R6	—	9	—	9
	May 31,
	2018	2019	2020	Total
Retirement 2035
Class I	—	2	—	2
Class R6	—	31	—	31
Retirement 2040
Class I	—	—	28	28
Class R6	—	27	80	107
Retirement 2045
Class I	—	—	23	23
Class R6	—	28	—	28
Retirement 2050
Class A	—	—	312	312
Class I	—	—	4	4
Class R6	—	25	—	25
Retirement 2055
Class A	—	—	168	168
Class I	—	—	3	3
Class R6	—	19	—	19
Retirement 2060
Class I	—	15	43	58
Class R6	—	21	85	106
The Expense Limitation Agreement is contractual through October 1, 2017 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective May 19, 2017, the line of credit agreement was renewed and each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of  $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Funds or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Funds did not utilize the line of credit during the year ended May 31, 2017.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
In-Retirement
Class A
5/31/2017	23,831	—	1,501	(18)	25,314	251,632	—	15,731	(191)	267,172
12/21/2015(1) - 5/31/2016	57,955	—	180	(923)	57,212	592,585	—	1,829	(9,655)	584,759
Class I
5/31/2017	—	—	116	—	116	—	—	1,214	—	1,214
5/31/2016	—	—	17	—	17	—	—	172	—	172
Class R6
5/31/2017	147,075	—	2,817	(47,264)	102,628	1,565,920	—	29,552	(507,695)	1,087,777
12/21/2015(1) - 5/31/2016	49,019	—	182	—	49,201	500,000	—	1,853	—	501,853
Retirement 2020
Class A
5/31/2017	12,059	—	99	(2,347)	9,811	133,479	—	1,080	(26,012)	108,547
12/21/2015(1) - 5/31/2016	2,722	—	13	(731)	2,004	28,951	—	141	(7,719)	21,373
Class I
5/31/2017	972	—	893	—	1,865	11,140	—	9,783	—	20,923
5/31/2016	—	—	2,766	—	2,766	—	—	29,045	—	29,045
Class R6
5/31/2017	327,448	—	3,736	(110,156)	221,028	3,611,746	—	40,905	(1,232,816)	2,419,835
12/21/2015(1) - 5/31/2016	274	—	13	—	287	3,000	—	141	—	3,141
Retirement 2025
Class A
5/31/2017	22,989	—	949	(1,837)	22,101	260,843	—	10,451	(20,500)	250,794
12/21/2015(1) - 5/31/2016	47,821	—	183	—	48,004	503,558	—	1,933	—	505,491
Class I
5/31/2017	—	—	111	—	111	—	—	1,218	—	1,218
5/31/2016	—	—	19	—	19	—	—	204	—	204
Class R6
5/31/2017	248,615	—	4,329	(55,767)	197,177	2,780,495	—	47,660	(617,346)	2,210,809
12/21/2015(1) - 5/31/2016	47,483	—	186	—	47,669	500,000	—	1,961	—	501,961
Retirement 2030
Class A
5/31/2017	19,367	—	1,366	(249)	20,484	216,993	—	15,097	(2,873)	229,217
12/21/2015(1) - 5/31/2016	47,786	—	201	—	47,987	505,145	—	2,138	—	507,283
Class I
5/31/2017	—	—	140	—	140	—	—	1,549	—	1,549
5/31/2016	—	—	22	—	22	—	—	237	—	237
Class R6
5/31/2017	290,753	—	5,872	(45,694)	250,931	3,255,745	—	64,948	(516,035)	2,804,658
12/21/2015(1) - 5/31/2016	47,303	—	204	—	47,507	500,000	—	2,162	—	502,162

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2035
Class A
5/31/2017	8,618	—	842	(511)	8,949	96,891	—	9,315	(5,922)	100,284
12/21/2015(1) - 5/31/2016	48,778	—	204	—	48,982	510,631	—	2,149	—	512,780
Class I
5/31/2017	31,485	—	648	—	32,133	350,000	—	7,184	—	357,184
5/31/2016	—	—	22	—	22	—	—	232	—	232
Class R6
5/31/2017	185,467	—	3,231	(40,439)	148,259	2,086,825	—	35,734	(454,959)	1,667,600
12/21/2015(1) - 5/31/2016	47,755	—	207	—	47,962	500,000	—	2,173	—	502,173
Retirement 2040
Class A
5/31/2017	21,357	—	962	(1,234)	21,085	249,802	—	10,724	(13,900)	246,626
12/21/2015(1) - 5/31/2016	49,752	—	222	(1,544)	48,430	523,196	—	2,348	(15,222)	510,322
Class I
5/31/2017	—	—	120	—	120	57	—	1,336	—	1,393
5/31/2016	—	—	25	—	25	—	—	262	—	262
Class R6
5/31/2017	31,589	—	1,217	(363)	32,443	361,701	—	13,588	(4,207)	371,082
12/21/2015(1) - 5/31/2016	47,438	—	224	—	47,662	500,000	—	2,372	—	502,372
Retirement 2045
Class A
5/31/2017	11,287	—	1,010	(1,464)	10,833	130,699	—	11,361	(16,993)	125,067
12/21/2015(1) - 5/31/2016	52,256	—	235	(91)	52,400	553,138	—	2,514	(977)	554,675
Class I
5/31/2017	—	—	121	—	121	—	—	1,359	—	1,359
5/31/2016	—	—	27	—	27	—	—	285	—	285
Class R6
5/31/2017	81,368	—	1,820	(3,418)	79,770	934,980	—	20,486	(40,368)	915,098
12/21/2015(1) - 5/31/2016	46,992	—	238	—	47,230	500,000	—	2,542	—	502,542
Retirement 2050
Class A
5/31/2017	4,215	—	911	(274)	4,852	47,708	—	10,256	(3,027)	54,937
12/21/2015(1) - 5/31/2016	50,365	—	236	—	50,601	534,332	—	2,516	—	536,848
Class I
5/31/2017	—	—	117	—	117	—	—	1,319	—	1,319
5/31/2016	—	—	26	—	26	—	—	281	—	281
Class R6
5/31/2017	32,115	—	1,125	(7,892)	25,348	374,211	—	12,665	(92,497)	294,379
12/21/2015(1) - 5/31/2016	47,037	—	238	—	47,275	500,000	—	2,540	—	502,540
Retirement 2055
Class A
5/31/2017	3,550	—	785	(63)	4,272	40,501	—	8,855	(736)	48,620
12/21/2015(1) - 5/31/2016	48,947	—	232	(85)	49,094	520,711	—	2,476	(909)	522,278

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2055 (continued)
Class I
5/31/2017	—	—	106	—	106	—	—	1,201	—	1,201
5/31/2016	—	—	26	—	26	—	—	278	—	278
Class R6
5/31/2017	40,250	—	976	(2,475)	38,751	465,289	—	11,016	(28,975)	447,330
12/21/2015(1) - 5/31/2016	46,992	—	234	—	47,226	500,000	—	2,500	—	502,500
Retirement 2060
Class A
5/31/2017	3,040	—	692	(483)	3,249	33,548	—	7,380	(5,316)	35,612
12/21/2015(1) - 5/31/2016	50,193	—	59	—	50,252	501,755	—	600	—	502,355
Class I
5/31/2017	—	—	79	(1)	78	—	—	839	(12)	827
12/21/2015(1) - 5/31/2016	5,001	—	6	—	5,007	50,010	—	62	—	50,072
Class R6
5/31/2017	13,425	—	978	(175)	14,228	146,276	—	10,432	(1,973)	154,735
12/21/2015(1) - 5/31/2016	50,000	—	63	—	50,063	500,000	—	630	—	500,630

(1)
Commencement of operations.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
The following permanent tax differences have been reclassified as of May 31, 2017:
	Undistributed Net Investment Income	Accumulated Net Realized Gains/ (Losses)
In-Retirement	$(81)	$81
Retirement 2020	170	(170)
Retirement 2025	139	(139)
Retirement 2030	230	(230)
Retirement 2035	179	(179)
Retirement 2040	43	(43)
Retirement 2045	107	(107)
	Undistributed Net Investment Income	Accumulated Net Realized Gains/ (Losses)
Retirement 2050	60	(60)
Retirement 2055	73	(73)
Retirement 2060	61	(61)
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended May 31, 2017		Year Ended May 31, 2016
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
In-Retirement	$45,524	$973	$2,133	$1,721
Retirement 2020	50,894	874	10,417	18,910
Retirement 2025	59,161	168	2,033	2,065
Retirement 2030	80,572	1,022	2,408	2,129
Retirement 2035	52,233	—	2,434	2,120
Retirement 2040	25,648	—	2,488	2,494
Retirement 2045	32,040	1,166	2,526	2,815
Retirement 2050	23,682	558	2,520	2,817
Retirement 2055	20,715	357	2,536	2,718
Retirement 2060	18,570	81	1,292	—

NOTES TO FINANCIAL STATEMENTS as of May 31, 2017 (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of May 31, 2017 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
In-Retirement	$44,473	$28,165	$58,330
Retirement 2020	72,203	28,123	100,081
Retirement 2025	61,988	38,110	150,145
Retirement 2030	48,273	48,669	236,022
Retirement 2035	53,122	56,572	195,479
Retirement 2040	11,131	46,878	138,687
Retirement 2045	26,501	42,093	179,673
Retirement 2050	7,117	45,385	141,989
Retirement 2055	8,237	46,546	153,568
Retirement 2060	5,837	32,748	146,420
As of May 31, 2017, the Funds did not have any capital loss carryovers for U.S. federal income tax purposes.
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of May 31, 2017, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.
NOTE 12 — SUBSEQUENT EVENTS
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Target In-Retirement Fund	as of May 31, 2017

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.9%
1,952		iShares MSCI Emerging Markets Index Fund	$80,422	3.1
678		iShares Russell 1000 Value Index Fund	77,651	3.0
3,275		Schwab U.S. TIPs ETF	182,288	6.8
401		WisdomTree Europe Hedged Equity Fund	26,185	1.0
		Total Exchange-Traded Funds
		(Cost $356,980)	366,546	13.9
MUTUAL FUNDS: 86.1%
		Affiliated Investment Companies: 66.1%
6,476		Voya Corporate Leaders® 100 Fund - Class R6	130,298	5.0
13,223		Voya Floating Rate Fund - Class I	131,036	5.0
8,107		Voya Global Bond Fund - Class R6	80,264	3.1
1,353		Voya Global Real Estate Fund - Class R6	26,163	1.0
6,452		Voya High Yield Bond Fund - Class R6	52,841	2.0
63,687		Voya Intermediate Bond Fund - Class R6	645,145	24.4
5,790		Voya Large Cap Value Fund - Class R6	78,450	3.0
2,431		Voya Large-Cap Growth Fund - Class R6	94,013	3.6
1,498	@	Voya MidCap Opportunities Fund - Class R6	39,792	1.5
13,130		Voya Multi-Manager International Factors Fund - Class I	134,184	5.1
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
3,363		Voya Multi-Manager Mid Cap Value Fund - Class I	$38,242	1.5
1,327		Voya Real Estate Fund - Class R6	25,688	1.0
26,498		Voya Short Term Bond Fund - Class R6	261,267	9.9
			1,737,383	66.1
		Unaffiliated Investment Companies: 20.0%
8,000	@	Credit Suisse Commodity Return Strategy Fund - Class I	38,641	1.5
27,869		TIAA-CREF Bond Index Fund - Class I	302,655	11.5
2,841		TIAA-CREF International Equity Index Fund - Class I	53,886	2.0
4,887		TIAA-CREF S&P 500 Index Fund - Class I	131,898	5.0
			527,080	20.0
		Total Mutual Funds (Cost $2,210,729)	2,264,463	86.1
		Total Investments in Securities (Cost $2,567,709)	$2,631,009	100.0
		Liabilities in Excess of Other Assets	(1,009)	—
		Net Assets	$2,630,000	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $2,572,679.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$65,481
Gross Unrealized Depreciation	(7,151)
Net Unrealized Appreciation	$58,330

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$366,546	$—	$—	$366,546
Mutual Funds	2,264,463	—	—	2,264,463
Total Investments, at fair value	$2,631,009	$—	$—	$2,631,009

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target In-Retirement Fund	as of May 31, 2017 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$81,923	$165,415	$(123,425)	$6,385	$130,298	$3,066	$13,881	$—
Voya Floating Rate Fund - Class I	59,057	99,008	(26,908)	(121)	131,036	4,388	773	—
Voya Global Bond Fund - Class R6	69,861	121,080	(107,860)	(2,817)	80,264	5,171	1,088	—
Voya Global Real Estate Fund - Class R6	11,649	21,064	(6,213)	(337)	26,163	794	(255)	64
Voya High Yield Bond Fund - Class I	35,336	645	(34,686)	(1,295)	—	363	(3)	—
Voya High Yield Bond Fund - Class R6	—	72,473	(21,705)	2,073	52,841	2,085	1,812	—
Voya Intermediate Bond Fund - Class R6	233,688	622,472	(207,811)	(3,204)	645,145	14,150	4,137	—
Voya International Core Fund - Class I	34,595	106,514	(17,749)	10,824	134,184	1,099	654	—
Voya Large Cap Value Fund - Class R6	35,087	102,946	(61,978)	2,395	78,450	1,307	7,943	—
Voya Large-Cap Growth Fund - Class R6	59,727	100,963	(75,743)	9,066	94,013	692	6,319	5,609
Voya MidCap Opportunities Fund - Class R6	17,889	38,301	(19,203)	2,805	39,792	—	1,242	2,049
Voya Multi-Manager Mid Cap Value Fund - Class I	17,589	37,485	(18,345)	1,513	38,242	437	2,020	605
Voya Real Estate Fund - Class R6	11,647	22,493	(6,619)	(1,833)	25,688	603	(2)	1,204
Voya Short Term Bond Fund - Class R6	93,746	225,695	(57,955)	(219)	261,267	2,945	(107)	—
	$761,794	$1,736,554	$(786,200)	$25,235	$1,737,383	$37,100	$39,502	$9,531

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2020 Fund	as of May 31, 2017

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.7%
2,918		iShares MSCI Emerging Markets Index Fund	$120,222	3.5
1,157		iShares Russell 1000 Value Index Fund	132,511	3.9
415		iShares Russell 2000 Value Index Fund	47,713	1.4
2,996		Schwab U.S. TIPs ETF	166,757	4.9
514		WisdomTree Europe Hedged Equity Fund	33,564	1.0
		Total Exchange-Traded Funds (Cost $484,290)	500,767	14.7
MUTUAL FUNDS: 85.1%
		Affiliated Investment Companies: 66.3%
9,198		Voya Corporate Leaders® 100 Fund - Class R6	185,056	5.4
17,076		Voya Floating Rate Fund - Class I	169,223	5.0
10,472		Voya Global Bond Fund - Class R6	103,671	3.0
1,748		Voya Global Real Estate Fund - Class R6	33,784	1.0
8,332		Voya High Yield Bond Fund - Class R6	68,242	2.0
67,096		Voya Intermediate Bond Fund - Class R6	679,678	20.0
10,056		Voya Large Cap Value Fund - Class R6	136,259	4.0
4,034		Voya Large-Cap Growth Fund - Class R6	156,050	4.6
1,928	@	Voya MidCap Opportunities Fund - Class R6	51,198	1.5
7,695		Voya Multi-Manager International Equity Fund - Class I	88,719	2.6
20,329		Voya Multi-Manager International Factors Fund - Class I	207,765	6.1
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
4,317		Voya Multi-Manager Mid Cap Value Fund - Class I	$49,083	1.4
1,714		Voya Real Estate Fund - Class R6	33,175	1.0
24,805		Voya Short Term Bond Fund - Class R6	244,580	7.2
796	@	Voya SmallCap Opportunities Fund - Class R6	50,433	1.5
			2,256,916	66.3
		Unaffiliated Investment Companies: 18.8%
10,255	@	Credit Suisse Commodity Return Strategy Fund - Class I	49,534	1.5
11,895		TIAA-CREF Bond Index Fund - Class I	129,183	3.8
4,583		TIAA-CREF International Equity Index Fund - Class I	86,935	2.6
13,897		TIAA-CREF S&P 500 Index Fund - Class I	375,079	10.9
			640,731	18.8
		Total Mutual Funds (Cost $2,798,799)	2,897,647	85.1
		Total Investments in Securities (Cost $3,283,089)	$3,398,414	99.8
		Assets in Excess of Other Liabilities	8,236	0.2
		Net Assets	$3,406,650	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $3,298,333.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$123,436
Gross Unrealized Depreciation	(23,355)
Net Unrealized Appreciation	$100,081

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$500,767	$—	$—	$500,767
Mutual Funds	2,897,647	—	—	2,897,647
Total Investments, at fair value	$3,398,414	$—	$—	$3,398,414

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2020 Fund	as of May 31, 2017 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$52,644	$303,848	$(182,251)	$10,815	$185,056	$5,054	$16,410	$—
Voya Floating Rate Fund - Class I	33,252	198,746	(64,035)	1,260	169,223	5,745	(466)	—
Voya Global Bond Fund - Class R6	39,333	241,885	(178,841)	1,294	103,671	5,938	(4,422)	—
Voya Global Real Estate Fund - Class R6	6,557	41,571	(13,818)	(526)	33,784	1,075	(1,005)	92
Voya High Yield Bond Fund - Class I	19,897	927	(21,817)	993	—	206	(10)	—
Voya High Yield Bond Fund - Class R6	—	104,257	(37,665)	1,650	68,242	2,886	(109)	—
Voya Intermediate Bond Fund - Class R6	79,262	753,033	(152,109)	(508)	679,678	11,651	(1,314)	—
Voya International Core Fund - Class I	25,927	216,585	(52,615)	17,868	207,765	2,137	1,094	—
Voya Large Cap Value Fund - Class R6	19,757	272,013	(159,997)	4,486	136,259	1,760	8,441	—
Voya Large-Cap Growth Fund - Class R6	47,094	273,277	(175,636)	11,315	156,050	1,371	13,675	11,125
Voya MidCap Opportunities Fund - Class R6	16,786	118,241	(88,244)	4,415	51,198	—	2,239	4,848
Voya Multi-Manager International Equity Fund - Class I	26,308	175,942	(123,614)	10,083	88,719	2,505	2,217	—
Voya Multi-Manager Mid Cap Value Fund - Class I	16,506	115,975	(86,090)	2,692	49,083	1,063	4,350	1,471
Voya Real Estate Fund - Class R6	6,556	43,527	(14,323)	(2,585)	33,175	813	(889)	1,724
Voya Short Term Bond Fund - Class R6	39,587	304,211	(99,468)	250	244,580	2,448	(662)	—
Voya SmallCap Opportunities Fund - Class R6	6,742	86,090	(43,268)	869	50,433	—	2,340	857
	$436,208	$3,250,128	$(1,493,791)	$64,371	$2,256,916	$44,652	$41,888	$20,118

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2025 Fund	as of May 31, 2017

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.7%
280		iShares Barclays 20+ Year Treasury Bond Fund	$34,832	0.9
2,568		iShares MSCI Emerging Markets Index Fund	105,802	2.8
1,559		iShares Russell 1000 Value Index Fund	178,552	4.8
426		iShares Russell 2000 Value Index Fund	48,977	1.3
528		WisdomTree Europe Hedged Equity Fund	34,478	0.9
		Total Exchange-Traded Funds (Cost $378,033)	402,641	10.7
MUTUAL FUNDS: 89.2%
		Affiliated Investment Companies: 69.8%
12,995		Voya Corporate Leaders® 100 Fund - Class R6	261,470	6.9
18,924		Voya Floating Rate Fund - Class I	187,541	5.0
11,595		Voya Global Bond Fund - Class R6	114,786	3.0
1,939		Voya Global Real Estate Fund - Class R6	37,483	1.0
9,231		Voya High Yield Bond Fund - Class R6	75,601	2.0
70,652		Voya Intermediate Bond Fund - Class R6	715,703	18.8
12,247		Voya Large Cap Value Fund - Class R6	165,947	4.4
5,715		Voya Large-Cap Growth Fund - Class R6	221,075	5.9
3,210	@	Voya MidCap Opportunities Fund - Class R6	85,250	2.3
6,753		Voya Multi-Manager Emerging Markets Equity Fund - Class I	76,649	2.0
14,518		Voya Multi-Manager International Equity Fund - Class I	167,387	4.4
22,522		Voya Multi-Manager International Factors Fund - Class I	230,179	6.1
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
7,201		Voya Multi-Manager Mid Cap Value Fund - Class I	$81,875	2.2
1,903		Voya Real Estate Fund - Class R6	36,838	1.0
12,328		Voya Short Term Bond Fund - Class R6	121,554	3.2
946	@	Voya SmallCap Opportunities Fund - Class R6	59,926	1.6
			2,639,264	69.8
		Unaffiliated Investment Companies: 19.4%
10,520	@	Credit Suisse Commodity Return Strategy Fund - Class I	50,810	1.3
2,912		TIAA-CREF Bond Index Fund - Class I	31,626	0.8
8,123		TIAA-CREF International Equity Index Fund - Class I	154,096	4.1
18,368		TIAA-CREF S&P 500 Index Fund - Class I	495,746	13.2
			732,278	19.4
		Total Mutual Funds (Cost $3,239,309)	3,371,542	89.2
		Total Investments in Securities (Cost $3,617,342)	$3,774,183	99.9
		Assets in Excess of Other Liabilities	4,723	0.1
		Net Assets	$3,778,906	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $3,624,038.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$162,269
Gross Unrealized Depreciation	(12,124)
Net Unrealized Appreciation	$150,145

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$402,641	$—	$—	$402,641
Mutual Funds	3,371,542	—	—	3,371,542
Total Investments, at fair value	$3,774,183	$—	$—	$3,774,183

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2025 Fund	as of May 31, 2017 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$98,208	$273,892	$(123,581)	$12,951	$261,470	$5,148	$15,094	$—
Voya Floating Rate Fund - Class I	55,110	165,680	(33,202)	(47)	187,541	5,614	852	—
Voya Global Bond Fund - Class R6	65,189	190,241	(137,897)	(2,747)	114,786	6,240	(33)	—
Voya Global Real Estate Fund - Class R6	10,867	34,994	(7,223)	(1,155)	37,483	1,022	(489)	84
Voya High Yield Bond Fund - Class I	32,978	1,028	(32,723)	(1,283)	—	339	22	—
Voya High Yield Bond Fund - Class R6	—	101,679	(27,878)	1,800	75,601	2,740	2,080	—
Voya Intermediate Bond Fund - Class R6	136,775	669,478	(88,410)	(2,140)	715,703	11,717	1,440	—
Voya International Core Fund - Class I	53,867	199,079	(43,172)	20,405	230,179	2,392	(32)	—
Voya Large Cap Value Fund - Class R6	38,306	236,385	(115,865)	7,121	165,947	2,004	5,470	—
Voya Large-Cap Growth Fund - Class R6	83,628	235,784	(115,446)	17,109	221,075	1,355	9,147	10,988
Voya MidCap Opportunities Fund - Class R6	38,949	113,527	(71,286)	4,060	85,250	—	4,132	6,243
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	75,312	(696)	2,033	76,649	—	23	—
Voya Multi-Manager International Equity Fund - Class I	54,373	228,611	(131,291)	15,694	167,387	2,840	507	—
Voya Multi-Manager Mid Cap Value Fund - Class I	38,301	118,363	(75,540)	751	81,875	1,331	6,886	1,842
Voya Real Estate Fund - Class R6	10,866	36,985	(7,604)	(3,409)	36,838	775	(141)	1,573
Voya Short Term Bond Fund - Class R6	54,674	156,788	(89,741)	(167)	121,554	1,521	(157)	—
Voya SmallCap Opportunities Fund - Class R6	16,849	87,125	(46,103)	2,055	59,926	—	2,932	1,164
	$788,940	$2,924,951	$(1,147,658)	$73,031	$2,639,264	$45,038	$47,734	$21,894

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2030 Fund	as of May 31, 2017

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.1%
356		iShares Barclays 20+ Year Treasury Bond Fund	$44,286	1.0
3,257		iShares MSCI Emerging Markets Index Fund	134,188	3.0
3,202		iShares Russell 1000 Value Index Fund	366,726	8.2
721		iShares Russell 2000 Value Index Fund	82,893	1.9
669		WisdomTree Europe Hedged Equity Fund	43,686	1.0
		Total Exchange-Traded Funds (Cost $623,543)	671,779	15.1
MUTUAL FUNDS: 84.8%
		Affiliated Investment Companies: 63.8%
15,240		Voya Corporate Leaders® 100 Fund - Class R6	306,619	6.9
22,228		Voya Floating Rate Fund - Class I	220,282	5.0
3,413		Voya Global Real Estate Fund - Class R6	65,982	1.5
10,845		Voya High Yield Bond Fund - Class R6	88,824	2.0
65,544		Voya Intermediate Bond Fund - Class R6	663,956	15.0
6,738		Voya Large Cap Value Fund - Class R6	91,304	2.1
8,173		Voya Large-Cap Growth Fund - Class R6	316,114	7.1
4,189	@	Voya MidCap Opportunities Fund - Class R6	111,258	2.5
12,026		Voya Multi-Manager Emerging Markets Equity Fund - Class I	136,497	3.1
21,716		Voya Multi-Manager International Equity Fund - Class I	250,389	5.6
30,912		Voya Multi-Manager International Factors Fund - Class I	315,925	7.1
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
9,392		Voya Multi-Manager Mid Cap Value Fund - Class I	$106,782	2.4
3,347		Voya Real Estate Fund - Class R6	64,794	1.5
1,380	@	Voya SmallCap Opportunities Fund - Class R6	87,415	2.0
			2,826,141	63.8
		Unaffiliated Investment Companies: 21.0%
13,341	@	Credit Suisse Commodity Return Strategy Fund - Class I	64,439	1.5
10,741		TIAA-CREF International Equity Index Fund - Class I	203,760	4.6
24,659		TIAA-CREF S&P 500 Index Fund - Class I	665,538	14.9
			933,737	21.0
		Total Mutual Funds (Cost $3,568,487)	3,759,878	84.8
		Total Investments in Securities (Cost $4,192,030)	$4,431,657	99.9
		Assets in Excess of Other Liabilities	5,997	0.1
		Net Assets	$4,437,654	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $4,195,635.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$246,945
Gross Unrealized Depreciation	(10,923)
Net Unrealized Appreciation	$236,022

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$671,779	$—	$—	$671,779
Mutual Funds	3,759,878	—	—	3,759,878
Total Investments, at fair value	$4,431,657	$—	$—	$4,431,657

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2030 Fund	as of May 31, 2017 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$114,707	$381,131	$(206,575)	$17,356	$306,619	$6,875	$22,817	$—
Voya Floating Rate Fund - Class I	55,149	192,749	(27,700)	84	220,282	6,493	762	—
Voya Global Real Estate Fund - Class R6	16,217	60,115	(7,920)	(2,430)	65,982	1,753	27	143
Voya High Yield Bond Fund - Class I	33,001	727	(32,449)	(1,279)	—	339	19	—
Voya High Yield Bond Fund - Class R6	—	108,468	(22,208)	2,564	88,824	3,197	1,729	—
Voya Intermediate Bond Fund - Class R6	93,096	629,472	(57,406)	(1,206)	663,956	9,507	1,301	—
Voya International Core Fund - Class I	53,902	264,280	(29,129)	26,872	315,925	2,768	715	—
Voya Large Cap Value Fund - Class R6	—	91,040	(264)	528	91,304	—	1	—
Voya Large-Cap Growth Fund - Class R6	97,634	321,349	(130,224)	27,355	316,114	1,779	11,704	14,419
Voya MidCap Opportunities Fund - Class R6	39,025	140,497	(75,406)	7,142	111,258	—	4,171	7,045
Voya Multi-Manager Emerging Markets Equity Fund - Class I	21,195	168,819	(65,850)	12,333	136,497	835	3,615	—
Voya Multi-Manager International Equity Fund - Class I	54,357	200,475	(26,749)	22,306	250,389	3,245	558	—
Voya Multi-Manager Mid Cap Value Fund - Class I	38,370	137,939	(73,378)	3,851	106,782	1,542	6,514	2,133
Voya Real Estate Fund - Class R6	16,476	63,302	(9,175)	(5,809)	64,794	1,363	128	2,681
Voya Short Term Bond Fund - Class R6	43,771	109,389	(153,124)	(36)	—	1,001	(329)	—
Voya SmallCap Opportunities Fund - Class R6	16,831	106,422	(39,247)	3,409	87,415	—	2,511	1,359
	$693,731	$2,976,174	$(956,804)	$113,040	$2,826,141	$40,697	$56,244	$27,779

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2035 Fund	as of May 31, 2017

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.7%
2,581	iShares MSCI Emerging Markets Index Fund	$106,337	3.0
2,836	iShares Russell 1000 Value Index Fund	324,807	9.3
571	iShares Russell 2000 Value Index Fund	65,648	1.9
1,137	iShares Russell Midcap Growth Index Fund	122,592	3.5
531	WisdomTree Europe Hedged Equity Fund	34,674	1.0
	Total Exchange-Traded Funds (Cost $610,129)	654,058	18.7
MUTUAL FUNDS: 81.2%
	Affiliated Investment Companies: 58.2%
12,019	Voya Corporate Leaders® 100 Fund - Class R6	241,818	6.9
17,543	Voya Floating Rate Fund - Class I	173,847	5.0
2,694	Voya Global Real Estate Fund - Class R6	52,072	1.5
8,559	Voya High Yield Bond Fund - Class R6	70,102	2.0
27,583	Voya Intermediate Bond Fund - Class R6	279,417	8.0
5,236	Voya Large Cap Value Fund - Class R6	70,947	2.0
7,372	Voya Large-Cap Growth Fund - Class R6	285,145	8.1
12,597	Voya Multi-Manager Emerging Markets Equity Fund - Class I	142,980	4.1
20,255	Voya Multi-Manager International Equity Fund - Class I	233,545	6.7
24,379	Voya Multi-Manager International Factors Fund - Class I	249,156	7.1
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
10,573		Voya Multi-Manager Mid Cap Value Fund - Class I	$120,218	3.4
2,641		Voya Real Estate Fund - Class R6	51,130	1.4
1,084	@	Voya SmallCap Opportunities Fund - Class R6	68,677	2.0
			2,039,054	58.2
		Unaffiliated Investment Companies: 23.0%
10,572	@	Credit Suisse Commodity Return Strategy Fund - Class I	51,062	1.4
10,362		TIAA-CREF International Equity Index Fund - Class I	196,571	5.6
20,748		TIAA-CREF S&P 500 Index Fund - Class I	559,987	16.0
			807,620	23.0
		Total Mutual Funds (Cost $2,692,338)	2,846,674	81.2
		Total Investments in Securities (Cost $3,302,467)	$3,500,732	99.9
		Assets in Excess of Other Liabilities	5,002	0.1
		Net Assets	$3,505,734	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $3,305,253.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$202,497
Gross Unrealized Depreciation	(7,018)
Net Unrealized Appreciation	$195,479

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$654,058	$—	$—	$654,058
Mutual Funds	2,846,674	—	—	2,846,674
Total Investments, at fair value	$3,500,732	$—	$—	$3,500,732

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2035 Fund	as of May 31, 2017 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$131,944	$313,620	$(209,713)	$5,967	$241,818	$6,675	$26,809	$—
Voya Floating Rate Fund - Class I	55,398	142,742	(24,113)	(180)	173,847	4,968	788	—
Voya Global Real Estate Fund - Class R6	16,291	44,157	(7,525)	(851)	52,072	1,436	(179)	123
Voya High Yield Bond Fund - Class I	33,111	315	(32,579)	(847)	—	335	17	—
Voya High Yield Bond Fund - Class R6	—	87,528	(19,285)	1,859	70,102	2,394	1,574	—
Voya Intermediate Bond Fund - Class R6	71,528	253,544	(45,729)	74	279,417	4,882	716	—
Voya International Core Fund - Class I	76,036	198,074	(51,420)	26,466	249,156	3,258	(160)	—
Voya Large Cap Value Fund - Class R6	—	70,603	(68)	412	70,947	—	—	—
Voya Large-Cap Growth Fund - Class R6	106,489	258,115	(101,998)	22,539	285,145	1,669	9,549	13,536
Voya Multi-Manager Emerging Markets Equity Fund - Class I	42,824	145,809	(63,457)	17,804	142,980	1,418	6,086	—
Voya Multi-Manager International Equity Fund - Class I	76,353	191,657	(57,115)	22,650	233,545	3,860	694	—
Voya Multi-Manager Mid Cap Value Fund - Class I	38,779	173,043	(89,871)	(1,733)	120,218	1,336	7,991	1,849
Voya Real Estate Fund - Class R6	16,550	46,958	(8,807)	(3,571)	51,130	1,048	(92)	2,294
Voya Short Term Bond Fund - Class R6	10,992	6,473	(17,456)	(9)	—	52	38	—
Voya SmallCap Opportunities Fund Class R6	17,052	82,734	(32,392)	1,283	68,677	—	2,920	1,165
	$693,347	$2,015,372	$(761,528)	$91,863	$2,039,054	$33,331	$56,751	$18,967

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2040 Fund	as of May 31, 2017

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 20.2%
1,374	iShares MSCI Emerging Markets Index Fund	$56,609	3.0
1,677	iShares Russell 1000 Value Index Fund	192,066	10.1
377	iShares Russell 2000 Value Index Fund	43,344	2.3
680	iShares Russell Midcap Growth Index Fund	73,318	3.9
263	WisdomTree Europe Hedged Equity Fund	17,174	0.9
	Total Exchange-Traded Funds (Cost $349,994)	382,511	20.2
MUTUAL FUNDS: 79.7%
	Affiliated Investment Companies: 57.1%
6,955	Voya Corporate Leaders® 100 Fund - Class R6	139,943	7.4
5,675	Voya Floating Rate Fund - Class I	56,237	3.0
1,454	Voya Global Real Estate Fund - Class R6	28,113	1.5
4,618	Voya High Yield Bond Fund - Class R6	37,818	2.0
9,311	Voya Intermediate Bond Fund - Class R6	94,322	5.0
2,955	Voya Large Cap Value Fund - Class R6	40,043	2.1
4,472	Voya Large-Cap Growth Fund - Class R6	172,971	9.1
7,709	Voya Multi-Manager Emerging Markets Equity Fund - Class I	87,492	4.6
12,592	Voya Multi-Manager International Equity Fund - Class I	145,181	7.7
12,346	Voya Multi-Manager International Factors Fund - Class I	126,180	6.7
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
6,633		Voya Multi-Manager Mid Cap Value Fund - Class I	$75,422	4.0
1,427		Voya Real Estate Fund - Class R6	27,627	1.5
746	@	Voya SmallCap Opportunities Fund - Class R6	47,270	2.5
			1,078,619	57.1
		Unaffiliated Investment Companies: 22.6%
5,248	@	Credit Suisse Commodity Return Strategy Fund - Class I	25,350	1.3
6,090		TIAA-CREF International Equity Index Fund - Class I	115,535	6.1
10,575		TIAA-CREF S&P 500 Index Fund - Class I	285,412	15.2
			426,297	22.6
		Total Mutual Funds (Cost $1,395,525)	1,504,916	79.7
		Total Investments in Securities (Cost $1,745,519)	$1,887,427	99.9
		Assets in Excess of Other Liabilities	2,543	0.1
		Net Assets	$1,889,970	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,748,740.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$142,980
Gross Unrealized Depreciation	(4,293)
Net Unrealized Appreciation	$138,687

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$382,511	$—	$—	$382,511
Mutual Funds	1,504,916	—	—	1,504,916
Total Investments, at fair value	$1,887,427	$—	$—	$1,887,427

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2040 Fund	as of May 31, 2017 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$131,728	$74,674	$(73,981)	$7,522	$139,943	$2,700	$11,363	$—
Voya Floating Rate Fund - Class I	22,142	36,354	(2,373)	114	56,237	1,230	65	—
Voya Global Real Estate Fund - Class R6	16,277	14,063	(1,793)	(434)	28,113	744	(9)	54
Voya High Yield Bond Fund - Class I	33,083	492	(32,720)	(855)	—	335	22	—
Voya High Yield Bond Fund - Class R6	—	48,573	(12,451)	1,696	37,818	1,328	987	—
Voya Intermediate Bond Fund - Class R6	77,011	49,626	(32,214)	(101)	94,322	2,647	716	—
Voya International Core Fund - Class I	75,956	53,750	(17,554)	14,028	126,180	1,452	(232)	—
Voya Large Cap Value Fund - Class R6	—	53,839	(13,942)	146	40,043	—	83	—
Voya Large-Cap Growth Fund - Class R6	112,000	73,639	(28,283)	15,615	172,971	763	4,596	6,178
Voya Multi-Manager Emerging Markets Equity Fund - Class I	42,591	49,309	(16,618)	12,210	87,492	621	2,781	—
Voya Multi-Manager International Equity Fund - Class I	76,274	69,641	(13,683)	12,949	145,181	1,703	(13)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	55,000	67,686	(46,588)	(676)	75,422	847	7,178	1,172
Voya Real Estate Fund - Class R6	16,537	15,246	(2,485)	(1,671)	27,627	573	79	1,005
Voya SmallCap Opportunities Fund Class R6	22,524	36,227	(13,389)	1,908	47,270	—	2,118	682
	$681,123	$643,119	$(308,074)	$62,451	$1,078,619	$14,943	$29,734	$9,091

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2045 Fund	as of May 31, 2017

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 21.4%
1,761	iShares MSCI Emerging Markets Index Fund	$72,553	3.0
2,139	iShares Russell 1000 Value Index Fund	244,979	10.1
487	iShares Russell 2000 Value Index Fund	55,990	2.3
1,108	iShares Russell Midcap Growth Index Fund	119,465	5.0
362	WisdomTree Europe Hedged Equity Fund	23,639	1.0
	Total Exchange-Traded Funds (Cost $471,762)	516,626	21.4
MUTUAL FUNDS: 78.4%
	Affiliated Investment Companies: 54.8%
9,446	Voya Corporate Leaders® 100 Fund - Class R6	190,055	7.9
4,218	Voya Floating Rate Fund - Class I	41,799	1.7
1,851	Voya Global Real Estate Fund - Class R6	35,774	1.5
10,065	Voya Intermediate Bond Fund - Class R6	101,960	4.2
3,732	Voya Large Cap Value Fund - Class R6	50,566	2.1
5,697	Voya Large-Cap Growth Fund - Class R6	220,346	9.1
10,847	Voya Multi-Manager Emerging Markets Equity Fund - Class I	123,118	5.1
17,124	Voya Multi-Manager International Equity Fund - Class I	197,439	8.2
14,369	Voya Multi-Manager International Factors Fund - Class I	146,854	6.1
10,407	Voya Multi-Manager Mid Cap Value Fund - Class I	118,328	4.9
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
1,815		Voya Real Estate Fund - Class R6	$35,132	1.5
937	@	Voya SmallCap Opportunities Fund - Class R6	59,370	2.5
			1,320,741	54.8
		Unaffiliated Investment Companies: 23.6%
7,214	@	Credit Suisse Commodity Return Strategy Fund - Class I	34,844	1.4
9,059		TIAA-CREF International Equity Index Fund - Class I	171,842	7.1
13,371		TIAA-CREF S&P 500 Index Fund - Class I	360,873	15.1
			567,559	23.6
		Total Mutual Funds (Cost $1,750,811)	1,888,300	78.4
		Total Investments in Securities (Cost $2,222,573)	$2,404,926	99.8
		Assets in Excess of Other Liabilities	3,615	0.2
		Net Assets	$2,408,541	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $2,225,253.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$183,762
Gross Unrealized Depreciation	(4,089)
Net Unrealized Appreciation	$179,673

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$516,626	$—	$—	$516,626
Mutual Funds	1,888,300	—	—	1,888,300
Total Investments, at fair value	$2,404,926	$—	$—	$2,404,926

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2045 Fund	as of May 31, 2017 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$137,520	$121,682	$(79,323)	$10,176	$190,055	$3,434	$12,474	$—
Voya Floating Rate Fund - Class I	20,217	23,097	(1,619)	104	41,799	1,225	43	—
Voya Global Real Estate Fund - Class R6	16,985	20,389	(1,229)	(371)	35,774	928	8	69
Voya Intermediate Bond Fund - Class R6	48,816	81,572	(28,540)	112	101,960	1,806	750	—
Voya International Core Fund - Class I	84,933	82,075	(37,508)	17,354	146,854	1,958	251	—
Voya Large Cap Value Fund - Class R6	—	50,344	(62)	284	50,566	—	—	—
Voya Large-Cap Growth Fund - Class R6	128,560	128,621	(56,919)	20,084	220,346	1,085	7,856	8,796
Voya Multi-Manager Emerging Markets Equity Fund - Class I	44,557	84,684	(22,131)	16,008	123,118	785	3,156	—
Voya Multi-Manager International Equity Fund - Class I	96,661	108,384	(27,018)	19,412	197,439	2,630	(70)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	63,423	123,225	(67,535)	(785)	118,328	1,148	8,974	1,588
Voya Real Estate Fund - Class R6	17,255	22,098	(2,206)	(2,015)	35,132	712	91	1,287
Voya SmallCap Opportunities Fund Class R6	23,613	53,017	(19,210)	1,950	59,370	—	2,708	849
	$682,540	$899,188	$(343,300)	$82,313	$1,320,741	$15,711	$36,242	$12,589

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2050 Fund	as of May 31, 2017

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 21.2%
1,160	iShares MSCI Emerging Markets Index Fund	$47,792	2.9
1,409	iShares Russell 1000 Value Index Fund	161,374	9.9
321	iShares Russell 2000 Value Index Fund	36,905	2.2
803	iShares Russell Midcap Growth Index Fund	86,579	5.3
238	WisdomTree Europe Hedged Equity Fund	15,541	0.9
	Total Exchange-Traded Funds (Cost $309,710)	348,191	21.2
MUTUAL FUNDS: 78.6%
	Affiliated Investment Companies: 54.5%
6,456	Voya Corporate Leaders® 100 Fund - Class R6	129,900	7.9
1,265	Voya Global Real Estate Fund - Class R6	24,445	1.5
6,470	Voya Intermediate Bond Fund - Class R6	65,538	4.0
2,999	Voya Large Cap Value Fund - Class R6	40,632	2.5
3,675	Voya Large-Cap Growth Fund - Class R6	142,164	8.5
8,289	Voya Multi-Manager Emerging Markets Equity Fund - Class I	94,083	5.7
13,151	Voya Multi-Manager International Equity Fund - Class I	151,628	9.1
9,052	Voya Multi-Manager International Factors Fund - Class I	92,515	5.6
8,102	Voya Multi-Manager Mid Cap Value Fund - Class I	92,118	5.6
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
1,241		Voya Real Estate Fund - Class R6	$24,022	1.5
664	@	Voya SmallCap Opportunities Fund - Class R6	42,059	2.6
			899,104	54.5
		Unaffiliated Investment Companies: 24.1%
4,754	@	Credit Suisse Commodity Return Strategy Fund - Class I	22,960	1.4
6,627		TIAA-CREF International Equity Index Fund - Class I	125,706	7.6
9,172		TIAA-CREF S&P 500 Index Fund - Class I	247,559	15.1
			396,225	24.1
		Total Mutual Funds (Cost $1,188,016)	1,295,329	78.6
		Total Investments in Securities (Cost $1,497,726)	$1,643,520	99.8
		Assets in Excess of Other Liabilities	2,569	0.2
		Net Assets	$1,646,089	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,501,531.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$146,829
Gross Unrealized Depreciation	(4,840)
Net Unrealized Appreciation	$141,989

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$348,191	$—	$—	$348,191
Mutual Funds	1,295,329	—	—	1,295,329
Total Investments, at fair value	$1,643,520	$—	$—	$1,643,520

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2050 Fund	as of May 31, 2017 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$146,487	$50,690	$(75,436)	$8,159	$129,900	$2,863	$11,716	$—
Voya Floating Rate Fund - Class I	19,877	8,546	(28,063)	(360)	—	873	530	—
Voya Global Real Estate Fund - Class R6	16,700	10,079	(1,835)	(499)	24,445	726	(2)	52
Voya Intermediate Bond Fund - Class R6	47,944	40,358	(22,658)	(106)	65,538	1,428	567	—
Voya International Core Fund - Class I	83,488	36,359	(38,925)	11,593	92,515	1,513	700	—
Voya Large Cap Value Fund - Class R6	—	40,351	(38)	319	40,632	—	—	—
Voya Large-Cap Growth Fund - Class R6	126,395	50,703	(46,935)	12,001	142,164	815	7,441	6,602
Voya Multi-Manager Emerging Markets Equity Fund - Class I	43,695	49,327	(11,670)	12,731	94,083	595	1,802	—
Voya Multi-Manager International Equity Fund - Class I	95,020	66,951	(23,950)	13,607	151,628	2,010	(39)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	62,065	49,237	(22,893)	3,709	92,118	881	3,322	1,219
Voya Real Estate Fund - Class R6	16,966	11,178	(2,537)	(1,585)	24,022	555	91	976
Voya SmallCap Opportunities Fund Class R6	23,108	23,921	(7,807)	2,837	42,059	—	1,076	645
	$681,745	$437,700	$(282,747)	$62,406	$899,104	$12,259	$27,204	$9,494

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2055 Fund	as of May 31, 2017

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 21.9%
1,310	iShares MSCI Emerging Markets Index Fund	$53,972	3.0
1,592	iShares Russell 1000 Value Index Fund	182,331	10.1
362	iShares Russell 2000 Value Index Fund	41,619	2.3
907	iShares Russell Midcap Growth Index Fund	97,793	5.5
269	WisdomTree Europe Hedged Equity Fund	17,566	1.0
	Total Exchange-Traded Funds (Cost $352,294)	393,281	21.9
MUTUAL FUNDS: 77.9%
	Affiliated Investment Companies: 53.8%
7,026	Voya Corporate Leaders® 100 Fund - Class R6	141,362	7.9
1,377	Voya Global Real Estate Fund - Class R6	26,618	1.5
7,049	Voya Intermediate Bond Fund - Class R6	71,407	4.0
2,775	Voya Large Cap Value Fund - Class R6	37,599	2.1
4,003	Voya Large-Cap Growth Fund - Class R6	154,823	8.6
8,871	Voya Multi-Manager Emerging Markets Equity Fund - Class I	100,688	5.6
14,335	Voya Multi-Manager International Equity Fund - Class I	165,286	9.1
9,801	Voya Multi-Manager International Factors Fund - Class I	100,168	5.6
8,459	Voya Multi-Manager Mid Cap Value Fund - Class I	96,180	5.4
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
1,350		Voya Real Estate Fund - Class R6	$26,140	1.5
698	@	Voya SmallCap Opportunities Fund - Class R6	44,173	2.5
			964,444	53.8
		Unaffiliated Investment Companies: 24.1%
5,368	@	Credit Suisse Commodity Return Strategy Fund - Class I	25,927	1.4
7,223		TIAA-CREF International Equity Index Fund - Class I	137,012	7.6
9,948		TIAA-CREF S&P 500 Index Fund - Class I	268,505	15.1
			431,444	24.1
		Total Mutual Funds (Cost $1,280,126)	1,395,888	77.9
		Total Investments in Securities (Cost $1,632,420)	$1,789,169	99.8
		Assets in Excess of Other Liabilities	2,728	0.2
		Net Assets	$1,791,897	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,635,601.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$157,679
Gross Unrealized Depreciation	(4,111)
Net Unrealized Appreciation	$153,568

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$393,281	$—	$—	$393,281
Mutual Funds	1,395,888	—	—	1,395,888
Total Investments, at fair value	$1,789,169	$—	$—	$1,789,169

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2055 Fund	as of May 31, 2017 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$144,380	$63,576	$(75,477)	$8,883	$141,362	$2,787	$11,879	$—
Voya Global Real Estate Fund - Class R6	16,451	11,368	(890)	(311)	26,618	717	9	51
Voya Intermediate Bond Fund - Class R6	47,284	44,744	(20,660)	39	71,407	1,456	539	—
Voya International Core Fund - Class I	82,255	43,031	(37,539)	12,421	100,168	1,473	741	—
Voya Large Cap Value Fund - Class R6	—	37,539	(147)	207	37,599	—	—	—
Voya Large-Cap Growth Fund - Class R6	130,156	65,156	(54,348)	13,859	154,823	831	8,729	6,722
Voya Multi-Manager Emerging Markets Equity Fund - Class I	43,201	56,033	(12,172)	13,626	100,688	582	1,771	—
Voya Multi-Manager International Equity Fund - Class I	93,611	75,927	(19,452)	15,200	165,286	1,957	(128)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	61,548	58,568	(27,019)	3,083	96,180	865	3,771	1,198
Voya Real Estate Fund - Class R6	16,712	12,664	(1,711)	(1,525)	26,140	557	106	951
Voya SmallCap Opportunities Fund Class R6	22,910	28,780	(10,144)	2,627	44,173	—	1,310	634
	$658,508	$497,386	$(259,559)	$68,109	$964,444	$11,225	$28,728	$9,554

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2060 Fund	as of May 31, 2017

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.0%
1,046	iShares MSCI Emerging Markets Index Fund	$43,095	3.0
1,270	iShares Russell 1000 Value Index Fund	145,453	10.2
289	iShares Russell 2000 Value Index Fund	33,226	2.3
724	iShares Russell Midcap Growth Index Fund	78,062	5.5
215	WisdomTree Europe Hedged Equity Fund	14,040	1.0
	Total Exchange-Traded Funds (Cost $277,308)	313,876	22.0
MUTUAL FUNDS: 77.9%
	Affiliated Investment Companies: 53.8%
5,605	Voya Corporate Leaders® 100 Fund - Class R6	112,763	7.9
1,098	Voya Global Real Estate Fund - Class R6	21,234	1.5
5,623	Voya Intermediate Bond Fund - Class R6	56,961	4.0
2,211	Voya Large Cap Value Fund - Class R6	29,962	2.1
3,193	Voya Large-Cap Growth Fund - Class R6	123,505	8.6
7,076	Voya Multi-Manager Emerging Markets Equity Fund - Class I	80,312	5.6
11,436	Voya Multi-Manager International Equity Fund - Class I	131,855	9.2
7,818	Voya Multi-Manager International Factors Fund - Class I	79,903	5.6
6,746	Voya Multi-Manager Mid Cap Value Fund - Class I	76,700	5.4
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
1,077		Voya Real Estate Fund - Class R6	$20,852	1.4
556	@	Voya SmallCap Opportunities Fund - Class R6	35,228	2.5
			769,275	53.8
		Unaffiliated Investment Companies: 24.1%
4,283	@	Credit Suisse Commodity Return Strategy Fund - Class I	20,686	1.5
5,762		TIAA-CREF International Equity Index Fund - Class I	109,298	7.6
7,936		TIAA-CREF S&P 500 Index Fund - Class I	214,180	15.0
			344,164	24.1
		Total Mutual Funds (Cost $1,003,322)	1,113,439	77.9
		Total Investments in Securities (Cost $1,280,630)	$1,427,315	99.9
		Assets in Excess of Other Liabilities	1,916	0.1
		Net Assets	$1,429,231	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,280,895.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$147,408
Gross Unrealized Depreciation	(988)
Net Unrealized Appreciation	$146,420

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$313,876	$—	$—	$313,876
Mutual Funds	1,113,439	—	—	1,113,439
Total Investments, at fair value	$1,427,315	$—	$—	$1,427,315

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2060 Fund	as of May 31, 2017 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$140,056	$23,379	$(59,580)	$8,908	$112,763	$2,579	$9,366	$—
Voya Global Real Estate Fund - Class R6	15,966	6,130	(501)	(361)	21,234	672	21	47
Voya Intermediate Bond Fund - Class R6	45,839	28,515	(17,461)	68	56,961	1,291	488	—
Voya International Core Fund - Class I	79,825	19,015	(28,872)	9,935	79,903	1,363	1,336	—
Voya Large-Cap Growth Fund - Class R6	126,339	26,849	(43,593)	13,910	123,505	767	4,711	6,218
Voya Large Cap Value Fund - Class R6	—	29,811	(16)	167	29,962	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	41,777	29,966	(4,311)	12,880	80,312	538	605	—
Voya Multi-Manager International Equity Fund - Class I	90,848	45,084	(16,419)	12,342	131,855	1,811	16	—
Voya Multi-Manager Mid Cap Value Fund - Class I	59,340	23,038	(10,528)	4,850	76,700	799	1,576	1,106
Voya Real Estate Fund - Class R6	16,221	7,116	(1,174)	(1,311)	20,852	507	110	880
Voya SmallCap Opportunities Fund - Class R6	22,094	14,393	(4,298)	3,039	35,228	—	627	584
	$638,305	$253,296	$(186,753)	$64,427	$769,275	$10,327	$18,855	$8,836

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended May 31, 2017 were as follows:
Fund Name	Type	Per Share Amount
Voya Target In-Retirement Fund
Class A	NII	$0.1502
Class I	NII	$0.1697
Class R6	NII	$0.1713
All Classes	STCG	$0.0422
All Classes	LTCG	$0.0044
Voya Target Retirement 2020 Fund
Class A	NII	$0.1367
Class I	NII	$0.1499
Class R6	NII	$0.1505
All Classes	STCG	$0.0129
All Classes	LTCG	$0.0028
Voya Target Retirement 2025 Fund
Class A	NII	$0.1447
Class I	NII	$0.1671
Class R6	NII	$0.1735
All Classes	STCG	$0.0430
All Classes	LTCG	$0.0006
Voya Target Retirement 2030 Fund
Class A	NII	$0.1528
Class I	NII	$0.1724
Class R6	NII	$0.1788
All Classes	STCG	$0.0866
All Classes	LTCG	$0.0033
Voya Target Retirement 2035 Fund
Class A	NII	$0.1459
Class I	NII	$0.1694
Class R6	NII	$0.1721
All Classes	STCG	$0.0224
Fund Name	Type	Per Share Amount
Voya Target Retirement 2040 Fund
Class A	NII	$0.1726
Class I	NII	$0.1929
Class R6	NII	$0.1997
All Classes	STCG	$0.0280
Voya Target Retirement 2045 Fund
Class A	NII	$0.1507
Class I	NII	$0.1745
Class R6	NII	$0.1803
All Classes	STCG	$0.0426
All Classes	LTCG	$0.0077
Voya Target Retirement 2050 Fund
Class A	NII	$0.1582
Class I	NII	$0.1840
Class R6	NII	$0.1885
All Classes	STCG	$0.0293
All Classes	LTCG	$0.0048
Voya Target Retirement 2055 Fund
Class A	NII	$0.1558
Class I	NII	$0.1816
Class R6	NII	$0.1861
All Classes	STCG	$0.0136
All Classes	LTCG	$0.0032
Voya Target Retirement 2060 Fund
Class A	NII	$0.1383
Class I	NII	$0.1605
Class R6	NII	$0.1658
All Classes	STCG	$0.0064
All Classes	LTCG	$0.0007

NII – Net investment income
STCG – Short-term capital gain
LTCG – Long-term capital gain
Of the ordinary distributions made during the year ended May 31, 2017, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:
Voya Target In-Retirement Fund	11.83%
Voya Target Retirement 2020 Fund	16.56%
Voya Target Retirement 2025 Fund	16.35%
Voya Target Retirement 2030 Fund	21.29%
Voya Target Retirement 2035 Fund	23.28%
Voya Target Retirement 2040 Fund	34.18%
Voya Target Retirement 2045 Fund	27.53%
Voya Target Retirement 2050 Fund	36.72%
Voya Target Retirement 2055 Fund	43.09%
Voya Target Retirement 2060 Fund	46.95%

TAX INFORMATION (Unaudited) (continued)

For the year ended May 31, 2017, the following are percentages of ordinary distributions paid by the Funds that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:
Voya Target In-Retirement Fund	14.50%
Voya Target Retirement 2020 Fund	23.04%
Voya Target Retirement 2025 Fund	24.22%
Voya Target Retirement 2030 Fund	31.18%
Voya Target Retirement 2035 Fund	36.03%
Voya Target Retirement 2040 Fund	44.64%
Voya Target Retirement 2045 Fund	42.01%
Voya Target Retirement 2050 Fund	56.08%
Voya Target Retirement 2055 Fund	65.04%
Voya Target Retirement 2060 Fund	70.78%
The Funds designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):
Voya Target In-Retirement Fund	$973
Voya Target Retirement 2020 Fund	$874
Voya Target Retirement 2025 Fund	$168
Voya Target Retirement 2030 Fund	$1,022
Voya Target Retirement 2045 Fund	$1,166
Voya Target Retirement 2050 Fund	$558
Voya Target Retirement 2055 Fund	$357
Voya Target Retirement 2060 Fund	$81
The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2017:
	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
Voya Target In-Retirement Fund	$212	$0.0009	2.71%
Voya Target Retirement 2020 Fund	$658	$0.0022	6.07%
Voya Target Retirement 2025 Fund	$1,079	$0.0034	8.52%
Voya Target Retirement 2030 Fund	$1,330	$0.0036	9.83%
Voya Target Retirement 2035 Fund	$1,488	$0.0051	12.86%
Voya Target Retirement 2040 Fund	$692	$0.0044	16.35%
Voya Target Retirement 2045 Fund	$925	$0.0047	13.89%
Voya Target Retirement 2050 Fund	$3,692	$0.0275	25.62%
Voya Target Retirement 2055 Fund	$704	$0.0048	20.27%
Voya Target Retirement 2060 Fund	$654	$0.0053	22.09%

*
None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

TAX INFORMATION (Unaudited) (continued)

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Trust and is available, without charge, upon request at (800) 992-0180.
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Independent Trustees:
Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 57	Trustee	July 2007 – Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 – Present).	151	DSM/Dentaquest, Boston, MA (February 2014 – Present).
John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 64	Chairperson Trustee	January 2014 – Present May 2007 – Present	President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 – Present).	151	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 68	Trustee	May 2007 – Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 – Present).	151	Wisconsin Energy Corporation (June 2006 – Present); The Royce Funds (23 funds) (December 2009 – Present); and AMICA Mutual Insurance Company (1992 – Present).
Peter S. Drotch 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 75	Trustee	October 2007 – Present	Retired.	151	None.
Martin J. Gavin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258-2034 Age: 67	Trustee	August 2015 – Present	Retired. Formerly, President and Chief Executive Officer, Connecticut Children’s Medical Center (May 2006 – November 2015).	151	None.
Russell H. Jones 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 73	Trustee	May 2013 – Present	Retired.	151	None.
Patrick W. Kenny 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 74	Trustee	May 2007 – Present	Retired.	151	Assured Guaranty Ltd. (April 2004 – Present).
Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Trustee	May 2013 – Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 – Present).	151	None.

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 66	Trustee	May 2007 – Present	Consultant (May 2001 – Present).	151	None.
Christopher P. Sullivan 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 63	Trustee	October 2015 – Present	Retired. Formerly, President, Bond Division, Fidelity Management and Research (June 2009 – September 2012).	151	None.
Roger B. Vincent 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 71	Trustee	May 2007 – Present	Retired.	151	UGI Corporation (February 2006 – Present) and UGI Utilities, Inc. (February 2006 – Present).
Trustee who is an “interested person”:
Shaun P. Mathews(3) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Trustee	May 2007 – Present	President and Chief Executive Officer, Voya Investments, LLC (December 2006 – Present).	151	Voya Capital Corporation, LLC and Voya Investments Distributor, LLC (December 2005 – Present); Voya Funds Services, LLC, Voya Investments, LLC and Voya Investment Management (March 2006 – Present); and Voya Investment Trust Co. (April 2009 – Present).

(1)
Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund (“Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)
For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya International High Dividend Equity Income Fund; Voya Investors Trust; Voya Mutual Funds; Voya Natural Resources Equity Income Fund; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Series Fund, Inc.; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of June 30, 2017.

(3)
Mr. Mathews is deemed to be an “interested person” of the Trust as defined in the 1940 Act, because of his current affiliation with the Voya funds, Voya Financial, Inc. or Voya Financial, Inc.’s affiliates.

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Shaun P. Mathews 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	President and Chief Executive Officer	March 2007 – Present	President and Chief Executive Officer, Voya Investments, LLC (December 2006 – Present).
Michael J. Roland 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Executive Vice President	March 2007 – Present	Managing Director and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (March 2012 – Present). Formerly, Chief Compliance Officer, Directed Services LLC and Voya Investments, LLC (March 2011 – December 2013); Executive Vice President and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (January 2007 – April 2012) and Chief Compliance Officer, Voya Family of Funds (March 2011 – February 2012).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 67	Executive Vice President Chief Investment Risk Officer	March 2007 – Present September 2009 – Present	Executive Vice President, Voya Investments, LLC (July 2000 – Present) and Chief Investment Risk Officer, Voya Investments, LLC (January 2003 – Present).
Kevin M. Gleason 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 51	Chief Compliance Officer	February 2012 – Present	Senior Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (February 2012 – Present). Formerly, Assistant General Counsel and Assistant Secretary, The Northwestern Mutual Life Insurance Company (June 2004 – January 2012).
Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 49	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007 – Present	Senior Vice President, Voya Investments, LLC and Voya Funds Services, LLC (April 2005 – Present).
Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Senior Vice President	March 2007 – Present	Senior Vice President, Voya Investments, LLC (September 2003 – Present).
Robert Terris 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 47	Senior Vice President	March 2007 – Present	Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (March 2006 – Present).
Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 44	Vice President and Treasurer	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2012 – Present). Formerly, Assistant Vice President – Director, Voya Funds Services, LLC (March 2003 – March 2012).
Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Vice President	March 2007 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (September 2004 – Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 63	Vice President	March 2007 – Present	Vice President, Voya Funds Services, LLC (February 1996 – Present) and Voya Investments, LLC (October 2004 – Present); Vice President and Money Laundering Reporting Officer, Voya Investments Distributor, LLC (April 2010 – Present). Anti-Money Laundering Compliance Officer, Voya Financial, Inc. (January 2013 – Present); and Money Laundering Reporting Officer, Voya Investment Management Trust Co. (October 2012 – Present).

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Sara M. Donaldson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 57	Vice President	September 2014 – Present	Vice President, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President, Voya Funds Services, LLC (April 2014 – October 2015). Formerly, Director, Compliance, AXA Rosenberg Global Services, LLC (September 1997 – March 2014).
Micheline S. Faver 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 40	Vice President	September 2016 – Present	Vice President, Head of Fund Compliance, Voya Investments LLC, and Chief Compliance Officer for Voya Investments, LLC and Directed Services, LLC (June 2016 – Present). Formerly, Vice President, Mutual Fund Compliance (March 2014 – June 2016); Assistant Vice President, Mutual Fund Compliance (May 2013 – March 2014); Assistant Vice President, Senior Project Manager (May 2008 – May 2013).
Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 49	Vice President	March 2007 – Present	Vice President, Voya Funds Services, LLC (November 1995 – Present) and Voya Investments, LLC (August 1997 – Present). Formerly, Treasurer, Voya Family of Funds (November 1999 – February 2012).
Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 41	Vice President	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2007 – Present).
Kimberly K. Springer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 60	Vice President	March 2007 – Present	Vice President – Mutual Fund Product Development, Voya Investments, LLC (July 2012 – Present); Vice President, Voya Family of Funds (March 2010 – Present) and Vice President, Voya Funds Services, LLC (March 2006 – Present). Formerly Managing Paralegal, Registration Statements (June 2003 – July 2012).
Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 48	Vice President	May 2013 – Present	Vice President – Director of Tax, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President – Director of Tax, Voya Funds Services, LLC (March 2013 – October 2015). Formerly, Assistant Vice President – Director of Tax, Voya Funds Services, LLC (March 2008 – February 2013).
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Secretary	March 2007 – Present	Senior Vice President and Chief Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 65	Assistant Secretary	June 2010 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
Theresa K. Kelety 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Assistant Secretary	March 2007 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).

(1)
The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Independent Registered Public Accounting Firm
KPMG LLP
Two Financial Center
60 South Street
Boston, Massachusetts 02111
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
167983         (0517-072617)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Peter S. Drotch, Martin J. Gavin, Patrick W. Kenny, Joseph E. Obermeyer, and Roger B. Vincent are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Drotch, Mr. Gavin, Mr. Kenny, Mr. Obermeyer and Mr. Vincent are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP (“KPMG”), the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $214,206 for the year ended May 31, 2017 and $196,800 for the year ended May 31, 2016.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $27,000 for the year ended May 31, 2017 and $22,725 for the year ended May 31, 2016.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $84,750 for the year ended May 31, 2017 and $76,170 for the year ended May 31, 2016. Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended May 31, 2017 and $0 for the year ended May 31, 2016.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.

The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Part of KPMG’s performance of an audit in accordance with standards of the Public Company Accounting Oversight Board (US) includes their responsibility to maintain and monitor auditor independence with respect to the Voya funds. Using a proprietary system called Sentinel, the audit team is able to identify and manage potential conflicts of interest across the member firms of the KPMG International Network and prevent the provision of prohibited services to the Voya entities that would impair KPMG independence with the respect to the Voya funds. KPMG requests pre-approval from the Voya funds Audit Committee for services provided to the Voya funds and for services to affiliated entities that relate to the financial reporting or nature of operations of the Voya Funds. Additionally, KPMG provides an annual summary of the fees for services that have commenced for Voya funds and Affiliates.

Last Approved: November 11, 2016

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2017 through December 31, 2017

Service	The Fund(s)	Fee Range

Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]

Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing

Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period

Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit

Audit of summary portfolio of investments	√	Not to exceed $565 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2017 through December 31, 2017

Service	The Fund(s)	Fund Affiliates	Fee Range

Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger

Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period

Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund

Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period

Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter

Training courses		√	Not to exceed $5,000 per course

For Prime Rate Trust, agreed upon procedures for quarterly reports to rating agencies	√		Not to exceed $9,450 per quarter

Appendix C

Pre-Approved Tax Services for the Pre-Approval Period January 1, 2017 through December 31, 2017

Service	The Fund(s)	Fund Affiliates	Fee Range

Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions	√		As presented to Audit Committee[2]

Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]

Assistance and advice regarding year-end reporting for 1099’s, as requested	√		As presented to Audit Committee[2]

Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued

Pre-Approved Tax Services for the Pre-Approval Period January 1, 2017 through December 31, 2017

Service	The Fund(s)	Fund Affiliates	Fee Range

Tax training courses		√	Not to exceed $5,000 per course during the Pre-Approval Period

Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period

Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, and similar routine tax consultations.	√		Not to exceed $120,000 during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2017 through December 31, 2017

Service	The Fund(s)	Fund Affiliates	Fee Range

Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period

Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:    January 1, 2017 to December 31, 2017

•	Bookkeeping or other services related to the accounting records or financial statements of the Funds

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

VOYA INVESTORS TRUST

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA PRIME RATE TRUST

VOYA NATURAL RESOURCES EQUITY INCOME FUND

VOYA SENIOR INCOME FUND

VOYA SEPARATE PORTFOLIOS TRUST

VOYA SERIES FUND, INC.

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of KPMG if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to each Registrant by the independent registered public accounting firm for each Registrant’s fiscal years ended May 31, 2017 and May 31, 2016; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2017	2016
Voya Separate Portfolios Trust	$111,750	$98,895
Voya Investments, LLC (1)	$87,450	$143,175

(1)	Each Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: August 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: August 9, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: August 9, 2017